Performance Trust Total Return Bond Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

MUNICIPAL BONDS - 20.9%	Par	Value
Alabama - 0.1%
Baldwin County Public Building Authority, 2.00%, 03/01/2046	$1,260,000	$737,639
Water Works Board of the City of Birmingham
2.71%, 01/01/2038	6,835,000	5,171,704
3.57%, 01/01/2045	385,000	308,077
		6,217,420

California - 4.5%
Acton-Agua Dulce Unified School District, 0.00%, 05/01/2039 (a)	5,550,000	2,857,685
Alvord Unified School District, 0.00%, 08/01/2046	2,105,000	2,384,029
Bakersfield City School District, 0.00%, 05/01/2047	9,765,000	7,192,651
Bay Area Toll Authority, 6.92%, 04/01/2040	6,340,000	7,084,385
Campbell Union School District, 0.00%, 08/01/2040 (a)	4,600,000	2,383,050
Chaffey Community College District, 3.00%, 06/01/2038	3,705,000	3,199,397
Chaffey Joint Union High School District, 3.14%, 08/01/2043	3,790,000	2,824,229
City of Los Angeles Department of Airports
1.88%, 05/15/2030	230,000	186,987
7.05%, 05/15/2040	2,685,000	3,053,371
City of Los Angeles, CA Wastewater System Revenue
5.71%, 06/01/2039	14,075,000	14,382,477
5.81%, 06/01/2040	15,100,000	15,561,607
City of Ontario, CA, 3.78%, 06/01/2038	3,000,000	2,563,323
City of Sacramento, CA Transient Occupancy Tax Revenue, 3.86%, 06/01/2025	3,320,000	3,262,191
City of Union City, CA, 0.00%, 07/01/2025 (a)	2,105,000	1,980,995
Clovis Unified School District, 3.07%, 08/01/2039	16,955,000	13,145,637
Coast Community College District, 2.96%, 08/01/2038	15,000,000	11,753,477
Cucamonga Valley Water District Financing Authority, 3.01%, 09/01/2042	5,000,000	3,749,445
Dry Creek Joint Elementary School District
0.00%, 08/01/2037(a)	2,960,000	1,761,761
0.00%, 08/01/2038(a)	3,640,000	2,053,104
East Bay Municipal Utility District Water System Revenue, 5.87%, 06/01/2040	1,560,000	1,612,378
East Side Union High School District, 5.32%, 04/01/2036	6,220,000	6,197,741
Fullerton Public Financing Authority, 7.75%, 05/01/2031	1,025,000	1,126,703
Gateway Unified School District, CA
0.00%, 08/01/2035(a)	2,315,000	1,507,187
0.00%, 08/01/2036(a)	2,315,000	1,433,355
Glendora Unified School District
0.00%, 08/01/2036(a)	4,900,000	3,070,285
0.00%, 08/01/2039(a)	5,175,000	2,773,131
Golden State Tobacco Securitization Corp.
2.79%, 06/01/2031	15,930,000	13,503,660
3.00%, 06/01/2046	10,835,000	9,989,106
Inland Empire Tobacco Securitization Corp., 3.68%, 06/01/2038	19,965,000	18,879,583
Lakeside Union School District
0.00%, 08/01/2036(a)	1,565,000	964,375
0.00%, 08/01/2040(a)	4,000,000	2,023,593
Los Angeles Community College District, CA, 6.60%, 08/01/2042	7,590,000	8,320,191
Marin Community College District, 2.70%, 08/01/2041	1,025,000	725,697
Norwalk-La Mirada Unified School District, 0.00%, 08/01/2038 (a)	4,450,000	2,536,287
Paramount Unified School District, 3.27%, 08/01/2051	13,425,000	9,673,923
Peralta Community College District, 0.00%, 08/05/2031	12,350,000	11,604,759
Perris Union High School District, 2.70%, 09/01/2042	3,000,000	2,118,421
Poway Unified School District
0.00%, 08/01/2039(a)	8,335,000	4,488,838
0.00%, 08/01/2040(a)	12,000,000	6,095,968
Riverside County Infrastructure Financing Authority, 3.19%, 11/01/2041	4,755,000	3,609,100
San Diego County Regional Transportation Commission
3.25%, 04/01/2048	3,375,000	2,507,490
5.91%, 04/01/2048	7,125,000	7,317,652
San Diego Unified School District, 0.00%, 07/01/2041 (a)	8,500,000	4,173,190
San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.82%, 10/01/2040	16,035,000	16,566,405
San Francisco City & County Redevelopment Financing Authority, 0.00%, 08/01/2036 (a)	5,240,000	2,708,980
San Mateo Foster City School District, 3.06%, 08/01/2044	2,245,000	1,664,035
Santa Ana Unified School District, 0.00%, 08/01/2037 (a)	3,955,000	2,366,157
Santa Monica Community College District, 2.80%, 08/01/2044	2,300,000	1,623,664
State of California, 7.55%, 04/01/2039	28,000,000	33,509,588
University of California
4.86%, 05/15/2112	13,386,000	11,634,473
4.77%, 05/15/2115	9,872,000	8,419,248
Ventura County Public Financing Authority, 2.91%, 11/01/2038	10,545,000	7,930,888
West Contra Costa Unified School District, 0.00%, 08/01/2036 (a)	5,000,000	3,081,071
West Sonoma County Union High School District, 0.00%, 08/01/2037 (a)	1,840,000	1,082,506
William S. Hart Union High School District, 0.00%, 08/01/2036 (a)	1,150,000	723,161
Yosemite Community College District, 0.00%, 08/01/2038 (a)	6,110,000	3,509,041
Yuba Community College District, 0.00%, 08/01/2038 (a)	5,055,000	2,891,074
		325,342,705

Colorado - 0.2%
City of Aurora, CO Water Revenue, 2.72%, 08/01/2046	890,000	614,065
City of Fountain, CO Electric Water & Wastewater Utility Enterprise Revenue, 3.20%, 12/01/2043	2,655,000	1,953,207
City of Fruita, CO Healthcare Revenue, 5.00%, 01/01/2028	1,825,000	1,760,949
Colorado Health Facilities Authority
3.80%, 11/01/2044	13,815,000	10,907,379
3.85%, 11/01/2049	2,030,000	1,542,571
		16,778,171

Connecticut - 0.5%
State of Connecticut
3.00%, 01/15/2036	10,595,000	9,422,239
3.00%, 01/15/2037	7,090,000	6,210,101
3.00%, 06/01/2037	8,865,000	7,714,658
State of Connecticut Special Tax Revenue, 3.13%, 05/01/2040	6,975,000	5,924,832
Town of West Hartford, CT, 2.76%, 07/01/2041	7,025,000	5,139,484
		34,411,314

District of Columbia - 0.4%
District of Columbia Water & Sewer Authority
5.52%, 10/01/2044	6,425,000	6,369,664
4.81%, 10/01/2114	10,372,000	9,129,555
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
3.56%, 10/01/2041	2,995,000	2,378,833
8.00%, 10/01/2047	10,690,000	13,753,007
		31,631,059

Florida - 1.0%
Central Florida Tourism Oversight District, 2.73%, 06/01/2038	18,500,000	14,143,487
City of Gainesville, FL
0.00%, 10/01/2027(a)	4,610,000	3,847,891
0.00%, 10/01/2028(a)	1,400,000	1,109,694
3.05%, 10/01/2040	10,840,000	8,171,761
City of Gainesville, FL Utilities System Revenue, 6.02%, 10/01/2040	16,015,000	16,762,596
County of Miami-Dade, FL Transit System, 5.62%, 07/01/2040	17,130,000	17,317,621
JEA Water & Sewer System Revenue, 3.00%, 10/01/2041	5,045,000	4,124,285
Orlando Utilities Commission, 5.66%, 10/01/2040	9,000,000	9,144,090
		74,621,425

Georgia - 0.1%
City of Atlanta, GA Water & Wastewater Revenue, 2.91%, 11/01/2043	2,125,000	1,519,730
State of Georgia, 2.25%, 07/01/2039	5,000,000	3,483,320
Tift County Hospital Authority, 2.98%, 12/01/2042	2,950,000	2,121,908
		7,124,958

Hawaii - 0.3%
City & County Honolulu, HI Wastewater System Revenue, 2.57%, 07/01/2041	5,000,000	3,545,561
State of Hawaii
2.25%, 08/01/2038	3,950,000	2,796,859
2.80%, 10/01/2038	10,000,000	7,607,156
2.83%, 10/01/2039	3,730,000	2,793,500
2.87%, 10/01/2041	2,270,000	1,645,860
		18,388,936

Illinois - 0.3%
Chicago O'Hare International Airport, 6.40%, 01/01/2040	6,525,000	7,099,047
Illinois Finance Authority, 3.51%, 05/15/2041	7,000,000	5,285,357
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2036(a)	4,025,000	2,366,829
0.00%, 12/15/2036(a)	5,000,000	2,916,211
0.00%, 06/15/2038(a)	2,750,000	1,442,635
		19,110,079

Indiana - 0.2%
Indianapolis Local Public Improvement Bond Bank
2.47%, 01/01/2040	9,500,000	6,953,510
6.12%, 01/15/2040	3,805,000	3,930,107
		10,883,617

Kansas - 0.0%(b)
Kansas Development Finance Authority, 4.93%, 04/15/2045	2,050,000	1,951,855

Kentucky - 0.1%
County of Warren, KY, 4.40%, 12/01/2038	1,540,000	1,409,557
Louisville and Jefferson County Metropolitan Sewer District, 2.25%, 05/15/2044	5,215,000	3,388,243
		4,797,800

Louisiana - 0.3%
City of New Orleans, LA Water System Revenue
2.89%, 12/01/2041	3,050,000	2,281,553
2.99%, 12/01/2045	5,000,000	3,549,368
East Baton Rouge Sewerage Commission, 2.44%, 02/01/2039	2,500,000	1,810,613
State of Louisiana Gasoline & Fuels Tax Revenue
2.53%, 05/01/2041	12,065,000	8,537,878
2.83%, 05/01/2043	9,595,000	6,683,468
		22,862,880

Maine - 0.2%
City of Portland, ME
2.50%, 04/01/2039	1,760,000	1,360,964
2.50%, 04/01/2040	1,760,000	1,329,443
2.50%, 04/01/2041	1,760,000	1,303,747
Maine Health & Higher Educational Facilities Authority, 3.12%, 07/01/2043	14,250,000	10,474,679
		14,468,833

Maryland - 0.2%
Maryland Health & Higher Educational Facilities Authority, 3.05%, 07/01/2040	10,000,000	7,451,532
Maryland Stadium Authority, 2.81%, 05/01/2040	7,000,000	5,210,204
		12,661,736

Massachusetts - 0.2%
Commonwealth of Massachusetts, 2.38%, 09/01/2043	3,250,000	2,283,914
Commonwealth of Massachusetts Transportation Fund Revenue, 5.73%, 06/01/2040	7,285,000	7,362,076
Massachusetts Educational Financing Authority, 3.83%, 07/01/2024	450,000	449,396
Massachusetts School Building Authority, 2.95%, 05/15/2043	1,540,000	1,116,162
Massachusetts State College Building Authority, 5.93%, 05/01/2040	550,000	563,265
		11,774,813

Michigan - 0.9%
City of Detroit, MI, 4.00%, 04/01/2044 (c)	8,700,000	6,876,460
Detroit City School District, 7.75%, 05/01/2039	11,925,000	13,709,753
Great Lakes Water Authority Sewage Disposal System Revenue, 3.06%, 07/01/2039	2,110,000	1,652,516
Michigan Finance Authority
3.27%, 06/01/2039	20,070,000	18,454,379
3.56%, 06/15/2045	5,215,000	4,034,354
Michigan State University, 4.17%, 08/15/2122	5,780,000	4,347,195
Plymouth-Canton Community School District, 3.00%, 05/01/2040	1,675,000	1,360,469
University of Michigan, 4.45%, 04/01/2122	19,211,000	15,614,578
Western School District, 2.90%, 05/01/2040	1,500,000	1,113,039
		67,162,743

Minnesota - 0.5%
State of Minnesota, 2.88%, 06/01/2041	16,435,000	12,259,174
Western Minnesota Municipal Power Agency, 3.16%, 01/01/2039	17,700,000	14,523,795
White Bear Lake Independent School District No. 624, 3.00%, 02/01/2044	8,330,000	6,569,722
		33,352,691

Mississippi - 0.1%
Mississippi Development Bank, 5.46%, 10/01/2036	5,005,000	4,987,162

Missouri - 0.1%
Kansas City Land Clearance Redevelopment Authority, 6.40%, 10/15/2040 (d)	7,895,000	7,291,193

Nebraska - 0.1%
Lancaster County School District 001, 3.00%, 01/15/2043	6,075,000	4,800,481

Nevada - 0.3%
City of North Las Vegas, NV, 6.57%, 06/01/2040	14,525,000	15,860,006
County of Clark, NV
3.00%, 07/01/2038	4,000,000	3,364,529
3.23%, 07/01/2044	2,000,000	1,466,490
		20,691,025

New Hampshire - 0.0%(b)
New Hampshire Business Finance Authority, 3.28%, 10/01/2037	4,800,000	3,387,360

New Jersey - 0.9%
City of Bayonne, NJ, 2.81%, 07/01/2039	5,725,000	4,261,589
Clifton Board Of Education, 2.13%, 08/15/2044	4,560,000	2,863,950
County of Essex, NJ, 2.00%, 09/01/2044	3,560,000	2,189,422
Mercer County Improvement Authority, 8.27%, 12/01/2034	13,390,000	15,777,493
New Jersey Economic Development Authority, 0.00%, 02/15/2025 (a)	20,188,000	19,418,898
New Jersey Institute of Technology
3.32%, 07/01/2024	770,000	768,658
3.42%, 07/01/2042	6,455,000	5,072,231
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2039(a)	5,000,000	2,522,349
0.00%, 12/15/2040(a)	10,045,000	4,762,683
New Jersey Turnpike Authority
2.78%, 01/01/2040	5,220,000	3,848,223
7.41%, 01/01/2040	2,000,000	2,333,941
		63,819,437

New York - 0.8%
Metropolitan Transportation Authority, 7.34%, 11/15/2039	20,540,000	24,115,311
New York City Industrial Development Agency, 2.44%, 01/01/2036	5,850,000	4,315,358
New York City Transitional Finance Authority Building Aid Revenue, 3.00%, 07/15/2038	1,400,000	1,195,908
New York Liberty Development Corp.
2.25%, 02/15/2041	13,595,000	9,420,096
3.00%, 02/15/2042	5,500,000	4,463,526
3.00%, 09/15/2043	12,500,000	9,790,566
New York State Dormitory Authority, 5.10%, 08/01/2034	3,125,000	2,866,972
Triborough Bridge & Tunnel Authority, 2.92%, 05/15/2040	3,890,000	2,905,065
Western Nassau County Water Authority, 2.96%, 04/01/2041	1,500,000	1,128,956
		60,201,758

North Carolina - 0.1%
North Carolina State University at Raleigh, 3.02%, 10/01/2042	4,000,000	3,040,562
University of North Carolina at Charlotte, 2.76%, 04/01/2043	2,000,000	1,408,702
		4,449,264

Ohio - 0.9%
American Municipal Power, Inc.
7.83%, 02/15/2041	10,760,000	12,914,271
6.45%, 02/15/2044	5,120,000	5,479,967
7.50%, 02/15/2050	4,855,000	5,769,950
County of Hamilton, OH, 3.76%, 06/01/2042	11,955,000	9,753,142
Franklin County Convention Facilities Authority, 2.47%, 12/01/2034	15,000,000	11,600,057
Ohio Higher Educational Facility Commission, 4.50%, 12/01/2026	4,025,000	3,885,828
Ohio State University, 4.80%, 06/01/2111	18,448,000	16,133,265
		65,536,480

Oklahoma - 0.4%
Oklahoma Development Finance Authority
5.45%, 08/15/2028	4,520,000	4,253,990
5.27%, 10/01/2042	9,608,323	9,619,265
4.62%, 06/01/2044	5,000,000	4,736,967
Oklahoma Municipal Power Authority
2.55%, 01/01/2036	2,390,000	1,873,994
2.80%, 01/01/2041	15,500,000	11,724,718
		32,208,934

Oregon - 0.2%
Clackamas & Washington Counties School District No. 3, 0.00%, 06/15/2038 (a)	1,900,000	999,467
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, 0.00%, 06/15/2039 (a)	9,500,000	4,674,152
Salem-Keizer School District No. 24J
0.00%, 06/15/2039(a)	3,000,000	1,416,635
0.00%, 06/15/2040(a)	12,395,000	5,523,775
State of Oregon, 2.37%, 08/01/2041	1,205,000	850,303
Tri-County Metropolitan Transportation District of Oregon, 2.86%, 09/01/2041	750,000	555,968
		14,020,300

Pennsylvania - 0.8%
Berks County Industrial Development Authority, 4.45%, 05/15/2027	800,000	782,904
Commonwealth Financing Authority
3.66%, 06/01/2038	7,020,000	6,105,739
3.81%, 06/01/2041	5,060,000	4,228,385
2.99%, 06/01/2042	10,380,000	7,637,426
3.53%, 06/01/2042	3,160,000	2,531,304
Commonwealth of Pennsylvania, 3.00%, 05/15/2036	1,255,000	1,112,691
Montgomery County Industrial Development Authority, 3.15%, 11/15/2028	10,000,000	8,966,053
Pennsylvania Economic Development Financing Authority, 3.14%, 06/15/2042	7,615,000	5,768,922
Pennsylvania Turnpike Commission
6.11%, 12/01/2039	9,010,000	9,527,634
3.00%, 12/01/2042	9,830,000	7,793,900
Union County Hospital Authority, 4.40%, 08/01/2028	1,060,000	1,039,698
University of Pittsburgh-of the Commonwealth System of Higher Education, 3.56%, 09/15/2119	990,000	634,191
		56,128,847

Puerto Rico - 0.2%
Commonwealth of Puerto Rico
0.00%, 07/01/2024(a)	74,866	74,602
0.00%, 07/01/2033(a)	592,257	393,335
4.00%, 07/01/2037	355,042	344,462
4.00%, 07/01/2041	482,722	448,703
0.00%, 11/01/2043(c)	2,034,695	1,264,054
4.00%, 07/01/2046	502,024	454,049
GDB Debt Recovery Authority of Puerto Rico, 7.50%, 08/20/2040	7,991,178	7,781,410
Puerto Rico Highway & Transportation Authority, 0.00%, 07/01/2026 (a)	7,000,000	5,993,750
		16,754,365

Rhode Island - 0.0%(b)
State of Rhode Island, 2.25%, 08/01/2041	1,550,000	1,054,428

Tennessee - 0.9%
County of Putnam, TN
2.00%, 04/01/2038	4,115,000	2,997,798
2.00%, 04/01/2039	4,195,000	2,976,396
2.13%, 04/01/2041	4,360,000	3,005,023
Metropolitan Government Nashville & Davidson County Sports Authority, 5.60%, 07/01/2056	13,200,000	13,182,996
Metropolitan Government of Nashville & Davidson County, 1.75%, 01/01/2037	34,350,000	23,931,264
New Memphis Arena Public Building Authority
0.00%, 04/01/2044(a)	6,020,000	2,208,529
0.00%, 04/01/2045(a)	6,000,000	2,076,156
0.00%, 04/01/2046(a)	4,900,000	1,599,559
Tennessee State School Bond Authority
2.56%, 11/01/2041	8,000,000	5,757,904
2.66%, 11/01/2045	11,645,000	7,814,742
		65,550,367

Texas - 3.2%
Austin Independent School District, 1.88%, 08/01/2038	12,265,000	8,412,822
Central Texas Regional Mobility Authority, 3.27%, 01/01/2045	3,900,000	2,781,224
City of Dallas, TX, 0.00%, 02/15/2032 (a)	15,000,000	10,033,989
City of Dallas, TX Waterworks & Sewer System Revenue, 2.77%, 10/01/2040	7,815,000	5,681,165
City of Frisco, TX
2.00%, 02/15/2039	4,835,000	3,323,968
2.00%, 02/15/2040	4,925,000	3,286,834
City of Houston, TX
6.29%, 03/01/2032	730,000	773,105
5.54%, 03/01/2037	7,100,000	7,309,640
3.96%, 03/01/2047	8,300,000	7,023,072
City of Irving, TX, 7.38%, 08/15/2044	3,500,000	3,499,949
City of San Antonio, TX Electric & Gas Systems Revenue
5.99%, 02/01/2039	13,469,000	13,896,524
5.72%, 02/01/2041	21,910,000	21,926,538
Colony Economic Development Corp., 7.25%, 10/01/2042	5,000,000	4,786,940
County of Bexar, TX
3.03%, 08/15/2041	1,555,000	1,144,911
2.86%, 06/15/2043	7,100,000	4,968,950
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/2042	13,150,000	14,672,085
Dallas Fort Worth International Airport
3.09%, 11/01/2040	19,320,000	15,195,319
5.00%, 11/01/2042	1,225,000	1,195,586
2.84%, 11/01/2046	6,485,000	4,635,772
5.05%, 11/01/2047	2,500,000	2,403,975
Downtown Dallas Development Authority, 0.00%, 08/15/2036 (a)	6,730,000	3,463,723
Forney Independent School District
3.00%, 02/15/2039	1,000,000	820,995
2.50%, 08/15/2039	7,330,000	5,493,201
2.50%, 08/15/2040	7,300,000	5,343,208
2.50%, 08/15/2041	4,385,000	3,148,627
Fort Bend Grand Parkway Toll Road Authority, 3.00%, 03/01/2039	2,150,000	1,792,403
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, 2.60%, 11/01/2037	17,015,000	12,928,257
New Hope Cultural Education Facilities Corp., 4.00%, 08/01/2024 (e)	169,148	0
North Texas Tollway Authority
8.41%, 02/01/2030	4,375,000	4,789,760
3.00%, 01/01/2038	21,695,000	18,396,423
3.01%, 01/01/2043	2,135,000	1,600,807
Port of Beaumont Industrial Development Authority, 4.10%, 01/01/2028 (d)	7,000,000	6,016,891
Port of Beaumont Navigation District, 10.00%, 07/01/2026 (d)	3,500,000	3,500,000
Port of Houston Authority, 3.00%, 10/01/2039	5,000,000	4,238,040
Stafford Municipal School District, 3.08%, 08/15/2041	1,525,000	1,175,407
State of Texas, 2.13%, 08/01/2037	3,430,000	2,515,091
Texas A&M University
3.00%, 05/15/2039	2,345,000	1,974,155
2.81%, 05/15/2041	6,750,000	4,985,258
Texas Public Finance Authority, 2.47%, 02/01/2040	1,000,000	703,202
Texas Transportation Commission, 2.01%, 10/01/2037	6,295,000	4,438,092
Texas Water Development Board, 3.00%, 08/01/2039	3,000,000	2,522,649
		226,798,557

Utah - 0.2%
County of Salt Lake, UT Convention Hotel Revenue, 5.75%, 10/01/2047 (d)	5,000,000	4,300,838
Utah Transit Authority
2.77%, 12/15/2038	10,785,000	8,203,649
5.71%, 06/15/2040	4,100,000	4,102,039
		16,606,526

Virginia - 0.3%
Hampton Roads Sanitation District, 2.78%, 02/01/2039	1,300,000	1,002,335
University of Virginia
4.18%, 09/01/2117	18,420,000	14,084,776
3.23%, 09/01/2119	2,740,000	1,624,149
Virginia Housing Development Authority
3.90%, 04/01/2042	3,155,000	2,542,958
2.96%, 09/01/2045	1,205,000	820,008
		20,074,226

Washington - 1.2%
Central Puget Sound Regional Transit Authority, 5.49%, 11/01/2039	11,450,000	11,455,904
City of Tacoma, WA Water Revenue, 5.75%, 12/01/2039	20,000,000	20,418,456
County of King, WA, 2.73%, 12/01/2041	5,000,000	3,709,773
County of King, WA Sewer Revenue, 2.84%, 07/01/2047	2,000,000	1,340,599
King County Housing Authority
3.00%, 11/01/2039	3,500,000	2,766,264
3.00%, 06/01/2040	18,995,000	14,665,061
3.00%, 08/01/2040	3,195,000	2,445,405
NJB Properties, 5.51%, 12/01/2036	6,960,000	7,128,944
Pierce County School District No. 10 Tacoma, 2.36%, 12/01/2039	17,810,000	12,665,733
University of Washington, 6.06%, 07/01/2039	8,325,000	8,770,537
		85,366,676

Wisconsin - 0.2%
County of Marathon, WI
2.00%, 02/01/2037	1,495,000	1,103,194
2.00%, 02/01/2037	885,000	653,062
2.00%, 02/01/2038	1,525,000	1,090,302
2.00%, 02/01/2038	1,110,000	793,596
2.00%, 02/01/2039	1,460,000	1,012,684
2.00%, 02/01/2039	1,105,000	765,800
Milwaukee Redevelopment Authority, 0.00%, 04/01/2039 (a)	1,000,000	435,183
Public Finance Authority
7.50%, 06/01/2029(d)	5,750,000	5,599,506
4.15%, 05/15/2031	3,635,000	3,508,577
		14,961,904
TOTAL MUNICIPAL BONDS (Cost $1,627,494,076)		1,498,232,325

CORPORATE BONDS - 17.6%	Par	Value
Aerospace & Defense - 0.3%
Howmet Aerospace, Inc., 3.00%, 01/15/2029	11,337,000	10,224,381
Moog, Inc., 4.25%, 12/15/2027 (d)	4,440,000	4,160,913
TransDigm, Inc., 6.63%, 03/01/2032 (d)	5,000,000	5,020,504
		19,405,798

Automobile Components - 0.1%
Dana, Inc.
4.25%, 09/01/2030	1,500,000	1,305,580
4.50%, 02/15/2032	4,208,000	3,570,710
		4,876,290

Banks - 5.0%
Atlantic Union Bankshares Corp., 2.88% to 12/15/2026 then 3 mo. Term SOFR + 1.86%, 12/15/2031	5,000,000	4,022,896
Australia & New Zealand Banking Group Ltd., 6.74%, 12/08/2032 (d)	7,000,000	7,430,471
Bank of America Corp.
6.30% to 03/10/2026 then 3 mo. Term SOFR + 4.81%, Perpetual	2,565,000	2,589,021
2.65% to 03/11/2031 then SOFR + 1.22%, 03/11/2032	10,000,000	8,394,676
Bank of Montreal, 3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037	15,000,000	12,136,965
Bank of NT Butterfield & Son Ltd., 5.25% to 06/15/2025 then 3 mo. Term SOFR + 5.06%, 06/15/2030	5,000,000	4,800,726
Bank OZK, 2.75% to 10/01/2026 then 3 mo. Term SOFR + 2.09%, 10/01/2031	13,175,000	10,361,085
Banner Corp., 5.00% to 06/30/2025 then 3 mo. Term SOFR + 4.89%, 06/30/2030	8,000,000	7,639,362
Barclays PLC, 6.13% to 06/15/2026 then 5 yr. CMT Rate + 5.87%, Perpetual	15,050,000	14,653,956
CapStar Bank, 5.88%, 09/29/2026	7,515,000	7,469,967
Central Pacific Financial Corp., 4.75% to 11/01/2025 then 3 mo. Term SOFR + 4.56%, 11/01/2030	5,000,000	4,562,984
CNB Financial Corp., 3.25% to 06/15/2026 then 3 mo. Term SOFR + 2.58%, 06/15/2031 (d)	2,000,000	1,714,748
Commonwealth Bank of Australia, 5.84%, 03/13/2034 (d)	5,000,000	4,989,398
Deutsche Bank AG, 7.08% to 02/10/2033 then SOFR + 3.65%, 02/10/2034	3,000,000	3,078,943
Fifth Third Bancorp, 8.25%, 03/01/2038	10,000,000	11,704,248
First Busey Corp.
5.25% to 06/01/2025 then 3 mo. Term SOFR + 5.11%, 06/01/2030	4,500,000	4,302,171
5.00% to 06/15/2027 then 3 mo. Term SOFR + 2.52%, 06/15/2032	2,000,000	1,718,929
First Financial Bancorp., 5.25% to 05/15/2025 then 3 mo. Term SOFR + 5.09%, 05/15/2030	10,500,000	10,141,304
First Foundation, Inc., 3.50% to 02/01/2027 then SOFR + 2.04%, 02/01/2032	8,370,000	5,911,512
First Interstate BancSystem, Inc., 5.25% to 05/15/2025 then 3 mo. Term SOFR + 5.18%, 05/15/2030	5,000,000	4,808,915
First Mid Bancshares, Inc., 3.95% to 10/15/2025 then 3 mo. Term SOFR + 3.83%, 10/15/2030	5,300,000	5,011,178
Firstbank, 4.50% to 09/01/2025 then SOFR + 4.39%, 09/01/2030	9,000,000	8,470,240
Heartland Financial USA, Inc., 2.75% to 09/15/2026 then 3 mo. Term SOFR + 2.10%, 09/15/2031	6,000,000	4,887,715
Hilltop Holdings, Inc., 6.13% to 05/15/2030 then 3 mo. Term SOFR + 5.80%, 05/15/2035	11,750,000	9,373,542
Home BancShares, Inc., 3.13% to 01/30/2027 then 3 mo. Term SOFR + 1.82%, 01/30/2032	18,436,000	14,995,037
Huntington National Bank, 5.50% to 05/06/2025 then 3 mo. Term SOFR + 5.35%, 05/06/2030	10,750,000	10,464,179
JPMorgan Chase & Co.
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	10,000,000	10,536,709
5.34% to 01/23/2034 then SOFR + 1.62%, 01/23/2035	3,000,000	2,961,502
Mercantile Bank Corp., 3.25% to 01/30/2027 then SOFR + 2.12%, 01/30/2032	7,000,000	5,864,691
National Australia Bank Ltd., 3.35% to 01/12/2032 then 5 yr. CMT Rate + 1.70%, 01/12/2037 (d)	9,500,000	7,960,558
NatWest Group PLC, 6.48% to 06/01/2029 then 5 yr. CMT Rate + 2.20%, 06/01/2034	1,000,000	1,017,700
NBT Bancorp, Inc., 5.00% to 07/01/2025 then 3 mo. Term SOFR + 4.85%, 07/01/2030	7,500,000	7,187,164
Pacific Premier Bancorp, Inc.
8.08% (3 mo. Term SOFR + 2.76%), 05/15/2029	3,500,000	3,332,369
5.38% to 06/15/2025 then 3 mo. Term SOFR + 5.17%, 06/15/2030	6,410,000	6,028,326
Park National Corp., 4.50% to 09/01/2025 then 3 mo. Term SOFR + 4.39%, 09/01/2030	15,600,000	14,604,982
Peapack-Gladstone Financial Corp., 3.50% to 12/30/2025 then 3 mo. Term SOFR + 3.26%, 12/30/2030	6,000,000	5,200,587
PNC Financial Services Group, Inc., 5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	5,000,000	4,990,673
RBB Bancorp, 4.00% to 04/01/2026 then 3 mo. Term SOFR + 3.29%, 04/01/2031	5,450,000	4,760,277
Regions Bank, 6.45%, 06/26/2037	15,601,000	15,923,559
Renasant Corp.
3.00% to 12/01/2026 then 3 mo. Term SOFR + 1.91%, 12/01/2031	7,000,000	5,695,873
4.50% to 09/15/2030 then 3 mo. Term SOFR + 4.03%, 09/15/2035	9,000,000	6,913,227
Santander Holdings USA, Inc., 6.17% to 01/09/2029 then SOFR + 2.50%, 01/09/2030	7,000,000	7,041,799
Southside Bancshares, Inc., 3.88% to 11/15/2025 then 3 mo. Term SOFR + 3.66%, 11/15/2030	8,000,000	7,311,689
Synovus Financial Corp., 7.54% to 02/07/2029 then 5 yr. Mid Swap Rate USD + 3.38%, 02/07/2029	4,000,000	3,779,481
Texas Capital Bancshares, Inc., 4.00% to 05/06/2026 then 5 yr. CMT Rate + 3.15%, 05/06/2031	10,942,000	9,950,197
Texas Capital Bank, NA, 5.25%, 01/31/2026	5,000,000	4,797,277
Towne Bank, 3.13% to 02/15/2027 then 3 mo. Term SOFR + 1.68%, 02/15/2032	4,000,000	3,187,954
Trustmark Corp., 3.63% to 12/01/2025 then 3 mo. Term SOFR + 3.39%, 12/01/2030	6,500,000	5,649,643
Webster Financial Corp.
4.10%, 03/25/2029	9,595,000	8,817,451
4.00% to 12/30/2024 then 3 mo. Term SOFR + 2.53%, 12/30/2029	1,500,000	1,322,356
Western Alliance Bank, 5.25% to 06/01/2025 then 3 mo. Term SOFR + 5.12%, 06/01/2030	10,000,000	9,750,000
WSFS Financial Corp.
7.64% (3 mo. Term SOFR + 2.31%), 12/15/2027	3,500,000	3,413,530
2.75% to 12/15/2025 then 3 mo. Term SOFR + 2.49%, 12/15/2030	5,470,000	4,673,577
		358,307,319

Biotechnology - 0.2%
AbbVie, Inc.
4.40%, 11/06/2042	11,398,000	9,999,591
5.50%, 03/15/2064	5,000,000	4,905,282
		14,904,873

Building Products - 0.1%
Builders FirstSource, Inc., 4.25%, 02/01/2032 (d)	7,800,000	6,818,408
Owens Corning, 3.50%, 02/15/2030 (d)	2,493,000	2,255,013
		9,073,421

Capital Markets - 0.5%
Ares Capital Corp.
7.00%, 01/15/2027	3,000,000	3,063,710
5.88%, 03/01/2029	4,000,000	3,952,631
3.20%, 11/15/2031	15,473,000	12,808,359
Brookfield Corp., 7.38%, 03/01/2033	3,000,000	3,226,264
MSCI, Inc., 3.63%, 11/01/2031 (d)	15,200,000	13,245,736
		36,296,700

Chemicals - 0.1%
Eastman Chemical Co.
5.75%, 03/08/2033	3,000,000	3,022,910
5.63%, 02/20/2034	7,000,000	6,953,003
		9,975,913

Commercial Services & Supplies - 0.1%
Central Storage Safety Project Trust, 4.82%, 02/01/2038 (d)	5,660,480	4,918,117

Consumer Finance - 0.6%
Ally Financial, Inc., 6.70%, 02/14/2033	10,000,000	9,996,854
Ford Motor Credit Co., LLC
7.35%, 03/06/2030	8,750,000	9,213,946
7.20%, 06/10/2030	3,000,000	3,137,412
OneMain Finance Corp.
3.50%, 01/15/2027	7,311,000	6,766,843
3.88%, 09/15/2028	2,000,000	1,780,710
5.38%, 11/15/2029	12,603,000	11,729,504
		42,625,269

Containers & Packaging - 0.4%
AptarGroup, Inc., 3.60%, 03/15/2032	10,000,000	8,676,113
Berry Global, Inc., 5.65%, 01/15/2034 (d)	4,400,000	4,293,558
Graphic Packaging International, LLC
3.50%, 03/01/2029(d)	3,000,000	2,680,691
3.75%, 02/01/2030(d)	13,523,000	11,998,502
		27,648,864

Distributors - 0.2%
Genuine Parts Co., 2.75%, 02/01/2032	5,000,000	4,133,629
LKQ Corp., 6.25%, 06/15/2033	7,500,000	7,695,776
		11,829,405

Diversified Consumer Services - 1.6%
California Institute of Technology
4.70%, 11/01/2111	10,533,000	8,991,157
3.65%, 09/01/2119	1,994,000	1,320,771
Case Western Reserve University, 5.41%, 06/01/2122	13,322,000	12,378,832
Massachusetts Institute of Technology
7.25%, 11/02/2096	2,750,000	3,412,488
5.60%, 07/01/2111	12,180,000	12,565,196
4.68%, 07/01/2114	5,786,000	5,020,091
3.89%, 07/01/2116	3,233,000	2,333,332
Nature Conservancy
1.71%, 07/01/2031	1,250,000	954,265
1.81%, 07/01/2032	1,150,000	850,829
1.86%, 07/01/2033	532,000	379,928
Prime Security Services Borrower, LLC, 3.38%, 08/31/2027 (d)	8,870,000	8,147,366
Service Corp. International
3.38%, 08/15/2030	8,692,000	7,457,005
4.00%, 05/15/2031	9,144,000	8,011,751
Trustees of the University of Pennsylvania
4.67%, 09/01/2112	1,220,000	1,058,277
3.61%, 02/15/2119	22,869,000	15,385,514
United Jewish Appeal-Federation of Jewish Philanthropies of New York, Inc., 2.15%, 02/01/2031	4,565,000	3,828,373
University of Southern California, 3.23%, 10/01/2120	5,500,000	3,276,539
Washington University, 4.35%, 04/15/2122	18,527,000	14,601,015
YMCA of Greater New York, 2.30%, 08/01/2026	5,730,000	5,261,226
		115,233,955

Electric Utilities - 0.4%
Brazos Securitization LLC, 5.41%, 09/01/2050 (d)	9,500,000	9,431,242
Denton County Electric Cooperative, Inc., Series 2022, 5.32%, 02/15/2048 (d)	17,000,000	16,643,292
		26,074,534

Electrical Equipment - 0.3%
Regal Rexnord Corp.
6.30%, 02/15/2030	4,676,000	4,782,891
6.40%, 04/15/2033	2,000,000	2,056,370
Sensata Technologies BV, 4.00%, 04/15/2029 (d)	2,000,000	1,818,468
Sensata Technologies, Inc.
4.38%, 02/15/2030(d)	9,838,000	8,984,329
3.75%, 02/15/2031(d)	5,955,000	5,149,386
6.63%, 07/15/2032(d)	1,500,000	1,504,292
		24,295,736

Electronic Equipment, Instruments & Components - 0.5%
CDW Finance Corp.
3.28%, 12/01/2028	4,954,000	4,467,955
3.25%, 02/15/2029	17,218,000	15,519,880
Corning, Inc., 5.75%, 08/15/2040	15,588,000	15,357,672
		35,345,507

Financial Services - 0.2%
American AGcredit FLCA, 3.38% to 06/15/2031 then SOFR + 2.12%, 06/15/2036 (d)	10,000,000	7,636,185
Compeer Financial FLCA
2.75% to 06/01/2026 then SOFR + 2.03%, 06/01/2031 (d)	5,000,000	4,280,627
3.38% to 06/01/2031 then SOFR + 1.97%, 06/01/2036 (d)	4,750,000	3,485,488
		15,402,300

Food Products - 0.1%
Mars, Inc., 2.38%, 07/16/2040 (d)	4,960,000	3,365,328
Tyson Foods, Inc., 5.70%, 03/15/2034	2,000,000	1,985,164
		5,350,492

Ground Transportation - 0.3%
ERAC USA Finance, LLC, 7.00%, 10/15/2037 (d)	18,952,000	21,296,782

Healthcare Providers & Services - 1.3%
Baptist Health South Florida, Inc., 4.34%, 11/15/2041	14,760,000	12,746,642
Centene Corp.
2.45%, 07/15/2028	10,361,000	9,142,937
3.00%, 10/15/2030	11,090,000	9,434,976
Cleveland Clinic Foundation, 4.86%, 01/01/2114	14,025,000	12,258,196
CommonSpirit Health
3.82%, 10/01/2049	3,290,000	2,477,171
5.55%, 12/01/2054	5,000,000	4,860,401
Hackensack Meridian Health, Inc., 2.68%, 09/01/2041	14,920,000	10,363,654
HumanGood California Obligated Group, 3.00%, 10/01/2028	2,335,000	2,201,335
New York and Presbyterian Hospital, 4.76%, 08/01/2116	10,000,000	8,289,742
Orlando Health Obligated Group, 2.89%, 10/01/2035	1,000,000	809,849
Penn State Health, 3.81%, 11/01/2049	5,920,000	4,255,267
Piedmont Healthcare, Inc., 2.72%, 01/01/2042	12,924,000	8,953,785
Sutter Health, 3.16%, 08/15/2040	2,766,000	2,099,678
Toledo Hospital, 6.02%, 11/15/2048	6,980,000	6,953,977
		94,847,611

Hotel & Resort REITs - 0.0%(b)
Host Hotels & Resorts LP, 5.70%, 07/01/2034	2,000,000	1,957,084

Hotels, Restaurants & Leisure - 0.2%
Hilton Grand Vacations Borrower Escrow LLC, 6.63%, 01/15/2032 (d)	4,500,000	4,477,567
Papa John's International, Inc., 3.88%, 09/15/2029 (d)	4,374,000	3,802,152
Station Casinos, LLC, 4.50%, 02/15/2028 (d)	3,750,000	3,494,476
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028 (d)	5,730,000	5,321,629
		17,095,824

Household Durables - 0.5%
Ashton Woods USA, LLC
6.63%, 01/15/2028(d)	2,570,000	2,541,627
4.63%, 04/01/2030(d)	4,100,000	3,652,491
KB Home, 4.80%, 11/15/2029	1,882,000	1,761,333
M/I Homes, Inc.
4.95%, 02/01/2028	4,588,000	4,367,926
3.95%, 02/15/2030	7,916,000	6,918,422
Meritage Homes Corp., 3.88%, 04/15/2029 (d)	12,874,000	11,784,785
Tempur Sealy International, Inc., 3.88%, 10/15/2031 (d)	5,241,000	4,407,326
		35,433,910

IT Services - 0.1%
Gartner, Inc.
3.63%, 06/15/2029(d)	1,125,000	1,017,538
3.75%, 10/01/2030(d)	3,250,000	2,870,966
		3,888,504

Life Sciences Tools & Services - 0.0%(b)
IQVIA, Inc., 5.00%, 10/15/2026 (d)	2,000,000	1,956,866

Machinery - 0.2%
AGCO Corp., 5.80%, 03/21/2034	5,000,000	4,984,180
Allison Transmission, Inc., 3.75%, 01/30/2031 (d)	13,782,000	11,953,864
Gates Corp., 6.88%, 07/01/2029 (d)	500,000	505,124
		17,443,168

Media - 0.4%
CCO Holdings Capital Corp.
4.75%, 02/01/2032(d)	9,912,000	7,983,585
4.25%, 01/15/2034(d)	10,500,000	7,835,029
Charter Communications Operating, LLC, 3.50%, 03/01/2042	2,716,000	1,802,890
Sirius XM Radio, Inc.
5.00%, 08/01/2027(d)	2,317,000	2,202,357
3.88%, 09/01/2031(d)	15,124,000	12,089,056
		31,912,917

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Arbor Realty SR, Inc., 5.00%, 12/30/2028 (d)	5,000,000	4,130,901
Arbor Realty Trust, Inc., 4.50%, 03/15/2027 (d)	5,000,000	4,425,030
		8,555,931

Pharmaceuticals - 0.5%
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	10,481,000	9,044,729
5.65%, 02/22/2064	10,500,000	10,236,390
Pfizer Investment Enterprises Pte Ltd., 5.11%, 05/19/2043	5,000,000	4,737,676
Wyeth, LLC, 5.95%, 04/01/2037	13,738,000	14,388,844
		38,407,639

Professional Services - 0.5%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028(d)	2,220,000	2,083,932
4.00%, 07/01/2029(d)	12,530,000	11,691,068
5.95%, 08/04/2033	2,000,000	2,055,236
Leidos, Inc.
4.38%, 05/15/2030	6,310,000	5,938,759
2.30%, 02/15/2031	2,840,000	2,326,430
Science Applications International Corp., 4.88%, 04/01/2028 (d)	12,888,000	12,246,725
		36,342,150

Real Estate Management & Development - 0.3%
CBRE Services, Inc., 5.95%, 08/15/2034	5,000,000	5,034,713
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028 (d)	2,300,000	2,293,290
MMH Master LLC, 6.75%, 02/01/2044 (d)	10,250,000	10,196,548
Wildflower Improvement Association, 6.63%, 03/01/2031 (d)	2,384,181	2,280,281
		19,804,832

Retail REITs - 0.3%
American Finance Trust, Inc., 4.50%, 09/30/2028 (d)	10,000,000	8,671,134
Simon Property Group LP, 6.75%, 02/01/2040	12,702,000	13,825,486
		22,496,620

Software - 0.4%
Open Text Corp.
3.88%, 02/15/2028(d)	6,875,000	6,324,704
3.88%, 12/01/2029(d)	6,680,000	5,876,073
Oracle Corp.
3.85%, 07/15/2036	10,200,000	8,558,646
6.50%, 04/15/2038	10,000,000	10,654,979
		31,414,402

Specialty Retail - 1.1%
Asbury Automotive Group, Inc., 5.00%, 02/15/2032 (d)	11,700,000	10,478,694
AutoNation, Inc., 3.85%, 03/01/2032	16,775,000	14,763,430
Group 1 Automotive, Inc., 4.00%, 08/15/2028 (d)	18,014,000	16,413,544
Home Depot, Inc.
5.40%, 09/15/2040	9,497,000	9,454,188
4.88%, 02/15/2044	2,113,000	1,942,670
Ken Garff Automotive, LLC, 4.88%, 09/15/2028 (d)	10,159,000	9,380,692
Lithia Motors, Inc.
3.88%, 06/01/2029(d)	1,120,000	999,406
4.38%, 01/15/2031(d)	7,000,000	6,174,796
Penske Automotive Group, Inc., 3.75%, 06/15/2029	11,950,000	10,644,497
		80,251,917

Technology Hardware, Storage & Peripherals - 0.3%
Dell International, LLC, 8.10%, 07/15/2036	18,910,000	22,606,355

Trading Companies & Distributors - 0.3%
Ashtead Capital, Inc.
4.25%, 11/01/2029(d)	5,000,000	4,643,949
5.50%, 08/11/2032(d)	8,553,000	8,339,748
5.95%, 10/15/2033(d)	2,492,000	2,493,957
United Rentals North America, Inc., 3.75%, 01/15/2032	5,100,000	4,363,820
		19,841,474
TOTAL CORPORATE BONDS (Cost $1,340,391,439)		1,267,118,479

U.S. TREASURY SECURITIES - 14.2%	Par	Value
United States Treasury Notes/Bonds
1.13%, 08/15/2040	40,000,000	23,922,656
4.25%, 11/15/2040	55,000,000	52,413,281
3.38%, 08/15/2042	40,000,000	33,327,344
4.00%, 11/15/2042	45,000,000	40,911,328
3.88%, 05/15/2043	230,000,000	204,726,954
4.38%, 08/15/2043	250,000,000	238,144,530
4.75%, 11/15/2043	250,000,000	250,000,000
4.50%, 02/15/2044	124,750,000	120,734,609
4.63%, 05/15/2044	9,000,000	8,878,359
3.13%, 08/15/2044	60,000,000	47,289,844
TOTAL U.S. TREASURY SECURITIES (Cost $1,042,504,697)		1,020,348,905

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 13.6%	Par	Value
Arbor Multifamily Mortgage Securities Trust
Series 2022-MF4, Class B, 3.29%, 02/15/2055(c)(d)	7,852,000	6,654,800
Series 2022-MF4, Class XD, 1.29%, 02/15/2055(c)(d)(f)	19,700,000	1,549,080
BANK
Series 2017-BN4, Class A3, 3.36%, 05/15/2050	9,946,550	9,435,451
Series 2017-BN5, Class A4, 3.13%, 06/15/2060	12,685,000	11,863,530
Series 2017-BN8, Class A3, 3.23%, 11/15/2050	4,782,696	4,424,772
Series 2018-BN10, Class D, 2.60%, 02/15/2061(d)	2,000,000	1,577,892
Series 2019-BN16, Class XA, 0.94%, 02/15/2052(c)(f)	75,386,157	2,516,759
Series 2019-BN17, Class XB, 0.56%, 04/15/2052(c)(f)	123,653,000	3,059,460
Series 2019-BN17, Class XD, 1.59%, 04/15/2052(c)(d)(f)	11,541,000	731,833
Series 2019-BN19, Class A2, 2.93%, 08/15/2061	2,000,000	1,780,394
Series 2019-BN21, Class ASB, 2.81%, 10/17/2052	6,582,000	6,124,823
Series 2019-BN21, Class XD, 1.11%, 10/17/2052(c)(d)(f)	18,699,333	916,467
Series 2019-BN23, Class C, 3.50%, 12/15/2052(c)	8,713,000	7,077,031
Series 2019-BN23, Class XB, 0.17%, 12/15/2052(c)(f)	238,421,000	2,284,264
Series 2019-BN24, Class ASB, 2.93%, 11/15/2062	3,250,000	3,048,229
Series 2019-BN24, Class XB, 0.19%, 11/15/2062(c)(f)	174,693,000	1,926,741
Series 2020-BN25, Class B, 3.04%, 01/15/2063(c)	2,574,500	2,121,115
Series 2020-BN25, Class XA, 0.88%, 01/15/2063(c)(f)	157,709,416	5,941,103
Series 2020-BN26, Class A2, 2.04%, 03/15/2063	5,200,000	4,591,234
Series 2020-BN26, Class XB, 0.60%, 03/15/2063(c)(f)	226,593,000	6,868,623
Series 2020-BN28, Class B, 2.34%, 03/15/2063	1,635,000	1,305,493
Series 2020-BN28, Class XB, 0.97%, 03/15/2063(c)(f)	29,969,467	1,549,080
Series 2020-BN29, Class B, 2.42%, 11/15/2053	2,625,000	2,026,254
Series 2020-BN29, Class C, 3.03%, 11/15/2053(c)	1,170,000	889,459
Series 2020-BN29, Class D, 2.50%, 11/15/2053(d)	1,250,000	861,177
Series 2020-BN29, Class XB, 0.65%, 11/15/2053(c)(f)	132,417,000	4,631,642
Series 2020-BN30, Class B, 2.45%, 12/15/2053(c)	1,090,000	848,283
Series 2020-BN30, Class C, 2.76%, 12/15/2053(c)	5,450,000	4,078,293
Series 2020-BN30, Class D, 2.50%, 12/15/2053(c)(d)	9,150,000	6,321,269
Series 2021-BN31, Class ASB, 1.74%, 02/15/2054	7,704,000	6,752,835
Series 2021-BN32, Class ASB, 2.33%, 04/15/2054	10,727,500	9,583,316
Series 2021-BN32, Class C, 3.26%, 04/15/2054(c)	800,000	619,906
Series 2021-BN32, Class D, 2.50%, 04/15/2054(d)	5,000,000	3,410,973
Series 2021-BN33, Class ASB, 2.22%, 05/15/2064	12,599,000	11,161,161
Series 2021-BN34, Class AS, 2.57%, 06/15/2063	1,500,000	1,159,345
Series 2021-BN34, Class B, 2.75%, 06/15/2063(c)	8,000,000	6,067,126
Series 2021-BN34, Class XA, 0.97%, 06/15/2063(c)(f)	95,508,644	4,549,507
Series 2021-BN35, Class B, 2.53%, 06/15/2064	2,365,000	1,874,596
Series 2021-BN35, Class C, 2.90%, 06/15/2064(c)	8,755,000	6,807,351
Series 2021-BN35, Class XA, 1.04%, 06/15/2064(c)(f)	86,261,119	4,409,651
Series 2021-BN37, Class ASB, 2.49%, 11/15/2064	14,400,000	12,709,869
Series 2021-BN38, Class XA, 0.81%, 12/15/2064(c)(f)	40,168,283	1,866,532
Series 2022-BN40, Class D, 2.50%, 03/15/2064(d)	3,955,000	2,641,120
Series 2023-BN45, Class XD, 2.28%, 02/15/2056(c)(d)(f)	22,611,000	3,396,215
BANK5
Series 2023-5YR3, Class A2, 6.26%, 09/15/2056	9,996,963	10,217,346
Series 2023-5YR3, Class B, 7.32%, 09/15/2056(c)	2,000,000	2,087,201
Series 2023-5YR4, Class AS, 7.27%, 12/15/2056(c)	7,500,000	7,904,439
Series 2024-5YR6, Class XA, 0.98%, 05/15/2057(c)(d)(f)	112,700,000	3,590,881
Barclays Commercial Mortgage Trust, Series 2019-C3, Class ASB, 3.46%, 05/15/2052	2,081,294	1,996,931
BBCMS Trust
Series 2020-C6, Class XA, 1.04%, 02/15/2053(c)(f)	92,160,574	4,011,289
Series 2020-C6, Class XB, 0.67%, 02/15/2053(c)(f)	59,000,000	2,078,895
Series 2020-C7, Class XA, 1.61%, 04/15/2053(c)(f)	21,752,537	1,252,374
Series 2020-C7, Class XB, 0.98%, 04/15/2053(c)(f)	17,140,000	873,220
Series 2021-C10, Class XA, 1.28%, 07/15/2054(c)(f)	64,531,385	4,023,345
Series 2021-C10, Class XB, 1.02%, 07/15/2054(c)(f)	74,931,500	4,430,647
Series 2021-C11, Class ASB, 2.11%, 09/15/2054	7,500,000	6,562,128
Series 2021-C11, Class XB, 0.96%, 09/15/2054(c)(f)	29,540,000	1,724,262
Series 2021-C12, Class B, 2.76%, 11/15/2054	9,000,000	6,905,811
Series 2021-C12, Class XA, 0.95%, 11/15/2054(c)(f)	101,194,851	4,878,998
Series 2021-C12, Class XB, 0.59%, 11/15/2054(c)(f)	59,992,000	2,305,685
Series 2021-C9, Class AS, 2.53%, 02/15/2054	8,500,000	6,913,925
Series 2021-C9, Class ASB, 1.96%, 02/15/2054	10,000,000	8,910,703
Series 2021-C9, Class XB, 0.99%, 02/15/2054(c)(f)	68,467,000	3,743,132
Series 2022-C14, Class XA, 0.71%, 02/15/2055(c)(f)	98,328,520	3,737,211
Series 2022-C14, Class XB, 0.25%, 02/15/2055(c)(f)	166,823,000	3,632,754
Series 2022-C15, Class XD, 1.33%, 04/15/2055(c)(d)(f)	25,000,000	2,182,460
Series 2022-C17, Class XA, 1.15%, 09/15/2055(c)(f)	65,073,948	4,802,627
Series 2022-C17, Class XB, 0.49%, 09/15/2055(c)(f)	52,655,000	2,135,429
Series 2023-C19, Class A2B, 5.75%, 04/15/2056	10,000,000	9,947,826
Series 2023-C21, Class A2, 6.30%, 09/15/2056(c)	10,130,000	10,415,694
Series 2024-C24, Class XA, 1.63%, 02/15/2057(c)(f)	63,505,262	6,762,224
Series 2024-C24, Class XB, 1.33%, 02/15/2057(c)(f)	32,630,000	3,171,900
Series 2024-C26, Class XA, 1.24%, 05/15/2057(c)(f)	111,997,000	8,704,048
Benchmark Mortgage Trust
Series 2019-B12, Class XB, 0.39%, 08/15/2052(c)(d)(f)	93,260,000	1,668,962
Series 2019-B13, Class XB, 0.40%, 08/15/2057(c)(d)(f)	82,774,000	1,471,796
Series 2019-B13, Class XD, 1.50%, 08/15/2057(c)(d)(f)	12,071,000	769,349
Series 2019-B9, Class XA, 1.01%, 03/15/2052(c)(f)	28,408,866	1,024,748
Series 2019-B9, Class XD, 1.99%, 03/15/2052(c)(d)(f)	11,513,000	857,889
Series 2020-B16, Class XA, 1.04%, 02/15/2053(c)(f)	118,606,132	4,728,020
Series 2020-B16, Class XB, 0.30%, 02/15/2053(c)(d)(f)	70,467,000	854,920
Series 2020-B20, Class XB, 0.58%, 10/15/2053(c)(f)	79,394,000	2,276,162
Series 2020-B21, Class AAB, 1.80%, 12/17/2053	5,966,000	5,307,495
Series 2021-B23, Class AAB, 1.77%, 02/15/2054	5,000,000	4,359,236
Series 2021-B23, Class XA, 1.26%, 02/15/2054(c)(f)	66,147,846	3,763,019
Series 2021-B23, Class XB, 0.91%, 02/15/2054(c)(d)(f)	105,441,000	5,366,219
Series 2021-B24, Class ASB, 2.26%, 03/15/2054	6,400,000	5,678,671
Series 2021-B24, Class XA, 1.14%, 03/15/2054(c)(f)	66,373,196	3,342,043
Series 2021-B24, Class XB, 0.59%, 03/15/2054(c)(f)	99,123,000	3,478,781
Series 2021-B25, Class XA, 1.09%, 04/15/2054(c)(f)	78,664,721	4,194,922
Series 2021-B25, Class XB, 0.66%, 04/15/2054(c)(f)	93,350,000	3,640,025
Series 2021-B26, Class B, 2.58%, 06/15/2054(c)	6,000,000	4,573,099
Series 2021-B26, Class C, 2.87%, 06/15/2054(c)	1,650,000	1,140,713
Series 2021-B26, Class D, 2.00%, 06/15/2054(d)	2,250,000	1,374,290
Series 2021-B26, Class XD, 1.37%, 06/15/2054(c)(d)(f)	10,836,000	845,215
Series 2021-B27, Class B, 2.36%, 07/15/2054	6,000,000	4,321,847
Series 2021-B27, Class C, 2.70%, 07/15/2054	2,000,000	1,411,846
Series 2021-B27, Class D, 2.00%, 07/15/2054(d)	5,000,000	2,846,101
Series 2021-B27, Class XA, 1.26%, 07/15/2054(c)(f)	51,709,865	2,965,819
Series 2021-B27, Class XD, 1.49%, 07/15/2054(c)(d)(f)	28,014,000	2,403,422
Series 2021-B28, Class XA, 1.27%, 08/15/2054(c)(f)	98,989,170	6,137,319
Series 2021-B28, Class XB, 0.95%, 08/15/2054(c)(f)	32,491,000	1,866,975
Series 2021-B29, Class C, 2.75%, 09/15/2054(c)	5,300,000	4,016,330
Series 2021-B29, Class D, 2.00%, 09/15/2054(d)	1,000,000	636,003
Series 2021-B29, Class E, 2.00%, 09/15/2054(d)	6,000,000	3,535,781
Series 2021-B29, Class XD, 1.30%, 09/15/2054(c)(d)(f)	27,615,000	2,051,250
Series 2021-B30, Class C, 2.88%, 11/15/2054(c)	8,181,000	5,764,222
Series 2021-B30, Class E, 2.00%, 11/15/2054(d)	2,250,000	1,183,775
Series 2021-B30, Class XB, 0.59%, 11/15/2054(c)(d)(f)	83,683,000	2,867,733
Series 2021-B30, Class XD, 1.30%, 11/15/2054(c)(d)(f)	18,582,000	1,399,724
Series 2021-B31, Class XA, 0.77%, 12/15/2054(c)(f)	142,912,902	5,993,696
Series 2021-B31, Class XB, 0.43%, 12/15/2054(c)(d)(f)	124,409,000	3,614,380
Series 2021-B31, Class XD, 1.14%, 12/15/2054(c)(d)(f)	31,991,000	2,256,210
Series 2022-B32, Class AS, 3.41%, 01/15/2055(c)	10,000,000	8,178,510
Series 2022-B32, Class XD, 1.52%, 01/15/2055(c)(d)(f)	39,202,000	3,391,616
Series 2022-B33, Class XD, 1.61%, 03/15/2055(c)(d)(f)	21,919,000	2,110,927
Series 2023-B38, Class A2, 5.63%, 04/15/2056	12,000,000	11,864,441
Series 2024-V5, Class AM, 6.42%, 01/10/2057(c)	5,900,000	6,041,526
Series 2024-V6, Class XA, 1.34%, 10/15/2028(c)(f)	117,560,751	6,330,494
BMO Mortgage Trust
Series 2022-C1, Class C, 3.62%, 02/17/2055(c)	2,000,000	1,584,321
Series 2022-C1, Class XD, 1.76%, 02/17/2055(c)(d)(f)	30,550,000	3,283,688
Series 2023-C5, Class A2, 6.52%, 06/15/2056	10,000,000	10,206,526
Series 2023-C7, Class XA, 0.81%, 12/15/2056(c)(d)(f)	100,353,495	5,500,225
Series 2024-5C3, Class AS, 6.29%, 02/15/2057(c)	5,750,000	5,838,441
Series 2024-5C3, Class XA, 1.12%, 02/15/2057(c)(f)	101,189,000	4,452,387
California Housing Finance Agency
Series 2021-1, Class X, 0.80%, 11/20/2035(f)	27,613,951	1,318,566
Series 2021-3, Class X, 0.79%, 08/20/2036(f)	25,278,742	1,267,729
Cantor Commercial Real Estate Lending LP, Series 2019-CF2, Class XB, 0.66%, 11/15/2052 (c)(f)	134,736,000	3,771,005
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class XB, 0.32%, 11/15/2050 (c)(f)	40,062,667	396,464
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class B, 4.12%, 05/10/2049	3,000,000	2,842,605
Series 2016-C1, Class C, 4.94%, 05/10/2049(c)	8,348,000	7,924,878
Series 2016-P6, Class B, 4.16%, 12/10/2049(c)	6,835,000	6,102,421
Series 2017-B1, Class XB, 0.15%, 08/15/2050(c)(f)	38,016,000	220,759
Series 2017-C4, Class XA, 0.98%, 10/12/2050(c)(f)	30,774,541	804,936
Series 2017-C4, Class XB, 0.27%, 10/12/2050(c)(f)	42,746,500	361,281
Series 2017-P7, Class XB, 0.57%, 04/14/2050(c)(f)	45,124,000	664,067
Series 2017-P8, Class B, 4.19%, 09/15/2050	4,160,000	3,762,712
Series 2018-B2, Class XB, 0.37%, 03/10/2051(c)(f)	49,202,000	671,691
Series 2018-C5, Class XB, 0.33%, 06/10/2051(c)(d)(f)	28,400,000	379,850
Series 2018-C6, Class AAB, 4.34%, 11/10/2051	4,432,725	4,319,427
Series 2019-C7, Class B, 3.67%, 12/15/2072(c)	10,000,000	8,634,065
Series 2019-C7, Class XA, 0.85%, 12/15/2072(c)(f)	75,037,477	2,731,867
Series 2019-C7, Class XB, 0.28%, 12/15/2072(c)(d)(f)	50,711,000	730,659
Series 2019-C7, Class XD, 1.20%, 12/15/2072(c)(d)(f)	39,933,000	2,252,660
Series 2019-GC41, Class AS, 3.02%, 08/10/2056	10,339,000	8,835,447
Series 2019-GC41, Class XA, 1.04%, 08/10/2056(c)(f)	52,511,418	1,844,227
Series 2020-GC46, Class XA, 0.97%, 02/15/2053(c)(f)	88,577,159	3,685,678
Series 2020-GC46, Class XB, 0.32%, 02/15/2053(c)(d)(f)	92,457,000	1,700,247
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2017-CD3, Class XB, 0.55%, 02/10/2050(c)(f)	61,857,000	950,111
Series 2018-CD7, Class ASB, 4.21%, 08/15/2051	2,720,678	2,642,122
Commercial Mortgage Pass Through Certificates
Series 2014-CR18, Class B, 4.46%, 07/15/2047(c)	4,550,700	4,483,113
Series 2019-GC44, Class XD, 1.02%, 08/15/2057(c)(d)(f)	19,460,000	934,493
Computershare Corporate Trust
Series 2016-C37, Class D, 3.17%, 12/15/2049(c)(d)	9,625,000	8,339,977
Series 2017-C40, Class B, 4.24%, 10/15/2050(c)	2,000,000	1,814,912
Series 2017-C40, Class C, 4.30%, 10/15/2050(c)	1,670,000	1,480,636
Series 2018-C48, Class B, 4.90%, 01/15/2052(c)	5,000,000	4,609,268
Series 2019-C49, Class D, 3.00%, 03/15/2052(d)	3,250,000	2,549,124
Series 2019-C53, Class C, 3.58%, 10/15/2052(c)	3,275,000	2,755,229
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class XD, 0.50%, 04/15/2050(c)(d)(f)	62,192,000	176,240
Series 2016-C5, Class XD, 1.00%, 11/15/2048(c)(d)(f)	46,821,000	519,900
Series 2017-C8, Class XB, 0.35%, 06/15/2050(c)(f)	74,773,000	696,144
Series 2019-C17, Class XA, 1.32%, 09/15/2052(c)(f)	81,800,678	4,048,905
Series 2019-C18, Class C, 3.92%, 12/15/2052(c)	3,987,000	3,350,931
Series 2019-C18, Class XA, 1.00%, 12/15/2052(c)(f)	94,530,700	3,691,915
GS Mortgage Securities Corp. II
Series 2012-BWTR, Class A, 2.95%, 11/05/2034(d)	445,000	361,467
Series 2012-BWTR, Class B, 3.26%, 11/05/2034(d)	6,608,000	3,546,224
Series 2015-GC32, Class B, 4.39%, 07/10/2048(c)	6,453,000	6,181,686
Series 2015-GC34, Class A3, 3.24%, 10/10/2048	8,905,503	8,640,305
Series 2016-GS3, Class B, 3.40%, 10/10/2049(c)	10,417,000	9,456,862
Series 2017-GS8, Class XB, 0.37%, 11/10/2050(c)(f)	44,642,000	540,878
Series 2018-GS10, Class XD, 1.40%, 07/10/2051(c)(d)(f)	24,049,000	1,317,919
Series 2019-GC38, Class XD, 1.89%, 02/10/2052(c)(d)(f)	20,916,000	1,557,376
Series 2019-GC39, Class XB, 0.66%, 05/10/2052(c)(f)	69,588,000	1,940,503
Series 2019-GC39, Class XD, 1.64%, 05/10/2052(c)(d)(f)	24,645,000	1,644,016
Series 2019-GSA1, Class XA, 0.81%, 11/10/2052(c)(f)	69,831,128	2,444,027
Series 2020-GC45, Class AAB, 2.84%, 02/13/2053	12,881,000	11,990,755
Series 2020-GSA2, Class XB, 0.94%, 12/12/2053(c)(d)(f)	73,324,000	3,769,953
JP Morgan Chase Commercial Mortgage Securities
Series 2007-CB20, Class X1, 0.00%, 02/12/2051(c)(d)(f)	116,178	0
Series 2017-JP6, Class XB, 0.63%, 07/15/2050(c)(f)	68,830,000	1,195,467
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class B, 4.23%, 07/15/2048(c)	3,585,000	3,318,985
Series 2015-C32, Class XD, 0.50%, 11/15/2048(c)(d)(f)	23,066,000	118,894
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class B, 3.64%, 12/15/2049 (c)	5,500,000	4,810,239
Mcp Holding Co. LLC, Series 2015-GC30, Class B, 4.02%, 05/10/2050 (c)	2,960,000	2,786,905
Morgan Stanley ABS Capital I, Inc., Series 2021-L7, Class XB, 0.41%, 10/15/2054 (c)(f)	143,080,000	3,893,593
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class B, 4.14%, 07/15/2050(c)	3,845,000	3,679,413
Series 2015-C27, Class B, 4.49%, 12/15/2047(c)	3,000,000	2,872,724
Series 2016-C31, Class XD, 1.26%, 11/15/2049(c)(d)(f)	21,212,500	540,312
Series 2017-C34, Class B, 4.11%, 11/15/2052(c)	5,054,000	4,439,501
Series 2017-C34, Class D, 2.70%, 11/15/2052(d)	4,953,000	2,947,242
Morgan Stanley Capital I Trust, Series 2016-BN2, Class XB, 0.52%, 11/15/2049 (c)(f)	58,680,000	661,752
Morgan Stanley Capital I, Inc.
Series 2017-H1, Class C, 4.28%, 06/15/2050(c)	7,959,000	7,076,321
Series 2017-H1, Class XD, 2.14%, 06/15/2050(c)(d)(f)	8,725,000	474,746
Series 2017-HR2, Class A3, 3.33%, 12/15/2050	11,640,674	10,821,027
Series 2017-HR2, Class C, 4.32%, 12/15/2050(c)	10,576,000	9,428,657
Series 2018-H3, Class ASB, 4.12%, 07/15/2051	5,254,797	5,113,402
Series 2018-H3, Class XB, 0.36%, 07/15/2051(c)(f)	135,712,000	1,867,248
Series 2018-H3, Class XD, 1.85%, 07/15/2051(c)(d)(f)	15,363,500	973,319
Series 2019-H7, Class C, 4.13%, 07/15/2052	9,593,000	8,320,458
Series 2019-H7, Class D, 3.00%, 07/15/2052(d)	2,402,000	1,799,316
Series 2019-H7, Class XB, 0.66%, 07/15/2052(c)(f)	130,723,000	3,803,190
Series 2019-L2, Class XB, 0.62%, 03/15/2052(c)(f)	127,093,000	3,326,291
Series 2021-L5, Class B, 3.10%, 05/15/2054	6,627,000	5,423,737
Series 2021-L5, Class D, 2.50%, 05/15/2054(d)	3,500,000	2,371,994
Series 2021-L5, Class XB, 0.71%, 05/15/2054(c)(f)	70,387,500	2,990,934
Series 2021-L6, Class B, 2.95%, 06/15/2054(c)	7,500,000	5,867,819
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 0.91%, 12/15/2056 (c)(f)	16,849,831	1,084,812
New Hampshire Business Finance Authority, Series 2023-2, Class X, 0.75%, 01/20/2038 (c)(f)	33,000,000	1,836,780
UBS Commercial Mortgage Trust
Series 2017-C1, Class XB, 0.92%, 06/15/2050(c)(f)	13,000,000	311,054
Series 2017-C6, Class XB, 0.50%, 12/15/2050(c)(f)	63,420,500	1,129,373
Series 2017-C7, Class XB, 0.36%, 12/15/2050(c)(f)	170,396,000	2,172,839
Series 2018-C12, Class XA, 0.87%, 08/15/2051(c)(f)	40,434,535	1,190,639
Series 2018-C12, Class XB, 0.28%, 08/15/2051(c)(f)	139,858,000	1,861,706
Series 2018-C13, Class ASB, 4.24%, 10/15/2051	2,948,700	2,853,754
Series 2018-C13, Class XB, 0.27%, 10/15/2051(c)(f)	128,678,000	1,862,820
Series 2018-C13, Class XD, 2.00%, 10/15/2051(c)(d)(f)	16,442,000	1,248,954
Series 2018-C14, Class XB, 0.25%, 12/15/2051(c)(f)	114,392,000	1,535,541
Series 2018-C8, Class A3, 3.72%, 02/15/2051	2,000,458	1,881,835
Series 2019-C17, Class XB, 0.85%, 10/15/2052(c)(f)	128,213,000	4,996,781
Series 2019-C18, Class AS, 3.38%, 12/15/2052(c)	9,000,000	7,575,333
Series 2019-C18, Class ASB, 2.99%, 12/15/2052	4,500,000	4,231,593
UBS-Barclays Commercial Mortgage Trust
Series 2019-C3, Class XB, 0.76%, 05/15/2052(c)(f)	56,340,000	1,901,683
Series 2019-C4, Class XB, 1.12%, 08/15/2052(c)(f)	43,170,000	2,127,590
Series 2019-C5, Class XB, 0.38%, 11/15/2052(c)(f)	174,774,000	2,664,098
Series 2019-C5, Class XD, 1.36%, 11/15/2052(c)(d)(f)	12,996,000	762,941
Washington State Housing Finance Commission, Series 2021-1, Class X, 0.73%, 12/20/2035 (c)(f)	20,301,216	883,509
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class C, 4.08%, 05/15/2048(c)	11,105,000	10,063,853
Series 2015-C28, Class D, 4.08%, 05/15/2048(c)	4,376,000	3,494,943
Series 2015-C30, Class B, 4.40%, 09/15/2058(c)	5,800,000	5,595,942
Series 2015-NXS1, Class B, 3.66%, 05/15/2048(c)	1,320,000	1,259,606
Series 2016-C37, Class C, 4.47%, 12/15/2049(c)	11,213,000	10,314,081
Series 2016-LC24, Class XB, 0.97%, 10/15/2049(c)(f)	66,264,075	1,255,273
Series 2017-C42, Class XB, 0.32%, 12/15/2050(c)(f)	116,750,000	1,339,660
Series 2017-RB1, Class XB, 0.72%, 03/15/2050(c)(f)	69,254,209	1,216,783
Series 2018-C43, Class C, 4.51%, 03/15/2051(c)	4,033,000	3,604,169
Series 2018-C45, Class B, 4.56%, 06/16/2051	2,837,000	2,659,821
Series 2018-C45, Class C, 4.73%, 06/15/2051	4,004,000	3,720,278
Series 2018-C47, Class AS, 4.67%, 09/15/2061(c)	8,000,000	7,606,951
Series 2018-C47, Class XB, 0.15%, 09/15/2061(c)(f)	164,144,000	1,202,929
Series 2018-C48, Class ASB, 4.25%, 01/15/2052	6,319,253	6,136,942
Series 2018-C48, Class XB, 0.25%, 01/15/2052(c)(f)	138,642,000	1,706,933
Series 2019-C49, Class ASB, 3.93%, 03/15/2052	4,747,084	4,621,852
Series 2019-C49, Class B, 4.55%, 03/15/2052	8,947,000	8,327,550
Series 2019-C49, Class XB, 0.60%, 03/15/2052(c)(f)	125,812,000	3,292,035
Series 2019-C50, Class XB, 0.87%, 05/15/2052(c)(f)	36,427,311	1,357,322
Series 2019-C51, Class XB, 0.63%, 06/15/2052(c)(f)	130,394,000	3,700,047
Series 2019-C52, Class C, 3.56%, 08/15/2052	6,206,000	4,929,115
Series 2019-C52, Class XA, 1.59%, 08/15/2052(c)(f)	55,162,305	3,313,340
Series 2019-C52, Class XB, 1.10%, 08/15/2052(c)(f)	113,763,146	5,678,055
Series 2019-C53, Class B, 3.51%, 10/15/2052(c)	5,200,000	4,548,515
Series 2019-C53, Class XB, 0.45%, 10/15/2052(c)(f)	105,325,000	2,525,967
Series 2020-C55, Class XB, 0.81%, 02/15/2053(c)(f)	58,030,370	2,235,057
Series 2020-C56, Class ASB, 2.42%, 06/15/2053	2,250,000	2,055,982
Series 2020-C56, Class XB, 0.31%, 06/15/2053(c)(f)	127,035,000	1,833,623
Series 2020-C57, Class ASB, 1.91%, 08/15/2053	7,250,000	6,503,565
Series 2020-C57, Class C, 4.02%, 08/15/2053(c)	5,500,000	4,743,994
Series 2020-C57, Class D, 2.50%, 08/15/2053(d)	2,738,000	1,977,649
Series 2020-C57, Class XA, 2.06%, 08/15/2053(c)(f)	22,089,346	2,032,958
Series 2020-C57, Class XB, 0.73%, 08/15/2053(c)(f)	74,972,000	2,867,687
Series 2020-C58, Class XB, 1.11%, 07/15/2053(c)(f)	109,974,000	6,475,291
Series 2021-C59, Class C, 3.28%, 04/15/2054	7,648,000	5,666,243
Series 2021-C59, Class XB, 0.90%, 04/15/2054(c)(f)	65,782,000	3,352,014
Series 2021-C59, Class XD, 1.45%, 04/15/2054(c)(d)(f)	40,274,000	3,155,722
Series 2021-C60, Class B, 2.73%, 08/15/2054	7,114,678	5,721,648
Series 2021-C60, Class C, 2.74%, 08/15/2054	4,475,000	3,546,897
Series 2021-C60, Class XA, 1.52%, 08/15/2054(c)(f)	40,608,598	2,945,975
Series 2021-C60, Class XB, 1.10%, 08/15/2054(c)(f)	40,551,000	2,564,555
Series 2021-C61, Class B, 3.11%, 11/15/2054	4,221,000	3,315,671
Series 2021-C61, Class XD, 1.39%, 11/15/2054(c)(d)(f)	9,132,000	761,557
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $1,123,925,479)		980,611,951

ASSET-BACKED SECURITIES - 13.6%	Par	Value
American Credit Acceptance Receivables Trust
Series 2021-2, Class E, 2.54%, 07/13/2027(d)	10,000,000	9,758,178
Series 2021-3, Class E, 2.56%, 11/15/2027(d)	4,094,000	3,973,160
Series 2021-4, Class C, 1.32%, 02/14/2028(d)	22,151	22,118
Series 2021-4, Class E, 3.12%, 02/14/2028(d)	5,700,000	5,542,919
Series 2022-2, Class C, 4.41%, 06/13/2028(d)	5,110,484	5,095,286
Series 2022-3, Class C, 4.86%, 10/13/2028(d)	3,497,793	3,487,209
Series 2022-4, Class C, 7.86%, 02/15/2029(d)	4,722,710	4,758,666
Series 2022-4, Class D, 8.00%, 02/15/2029(d)	7,500,000	7,668,019
Series 2023-1, Class A, 5.45%, 09/14/2026(d)	470,947	470,817
Series 2023-1, Class C, 5.59%, 04/12/2029(d)	5,600,000	5,578,712
Series 2023-2, Class B, 5.61%, 06/14/2027(d)	4,000,000	3,991,332
Series 2023-2, Class C, 5.96%, 08/13/2029(d)	10,580,000	10,575,906
Series 2023-3, Class C, 6.44%, 10/12/2029(d)	6,930,000	6,964,488
Series 2023-4, Class C, 6.99%, 09/12/2030(d)	7,500,000	7,633,687
Series 2024-1, Class B, 5.60%, 11/12/2027(d)	5,000,000	4,983,806
Series 2024-1, Class C, 5.63%, 01/14/2030(d)	5,000,000	4,966,298
Series 2024-2, Class B, 6.10%, 12/13/2027(d)	5,750,000	5,755,400
Series 2024-2, Class C, 6.24%, 04/12/2030(d)	4,750,000	4,758,592
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D, 1.21%, 12/18/2026	2,095,000	2,000,215
Series 2023-1, Class A2A, 5.84%, 10/19/2026	4,418,021	4,420,039
Series 2023-2, Class A3, 5.81%, 05/18/2028	15,000,000	15,056,762
Series 2024-1, Class A2A, 5.75%, 02/18/2028	2,705,000	2,708,303
Series 2024-1, Class A3, 5.43%, 01/18/2029	12,000,000	12,007,200
CarMax Auto Owner Trust
Series 2022-3, Class D, 6.20%, 01/16/2029	6,250,000	6,254,888
Series 2023-1, Class A2A, 5.23%, 01/15/2026	921,226	920,667
Series 2023-2, Class A2A, 5.50%, 06/15/2026	8,650,161	8,644,815
Series 2023-3, Class A2A, 5.72%, 11/16/2026	6,065,653	6,066,073
Series 2024-1, Class A2A, 5.30%, 03/15/2027	8,500,000	8,481,130
Series 2024-1, Class B, 5.17%, 08/15/2029	4,400,000	4,369,940
Series 2024-2, Class A3, 5.50%, 01/16/2029	13,000,000	13,046,303
CNH Equipment Trust
Series 2023-A, Class A2, 5.34%, 09/15/2026	5,325,950	5,317,367
Series 2023-B, Class A3, 5.60%, 02/15/2029	5,000,000	5,025,659
Series 2024-A, Class A2, 5.19%, 07/15/2027	8,025,000	7,997,968
CPS Auto Trust, Series 2023-A, Class C, 5.54%, 04/16/2029 (d)	2,500,000	2,484,543
DT Auto Owner Trust, Series 2020-2A, Class D, 4.73%, 03/16/2026 (d)	2,476,624	2,471,273
Enterprise Fleet Financing, Series 2024-1, Class A2, 5.23%, 03/20/2030 (d)	7,000,000	6,960,320
Exeter Automobile Receivables Trust
Series 2020-2A, Class E, 7.19%, 09/15/2027(d)	10,000,000	10,050,068
Series 2021-2A, Class D, 1.40%, 04/15/2027	1,345,000	1,289,696
Series 2021-2A, Class E, 2.90%, 07/17/2028(d)	1,500,000	1,425,698
Series 2021-3A, Class E, 3.04%, 12/15/2028(d)	5,000,000	4,688,446
Series 2022-2A, Class B, 3.65%, 10/15/2026	5,067,414	5,059,279
Series 2022-2A, Class D, 4.56%, 07/17/2028	2,860,000	2,794,482
Series 2022-4A, Class B, 4.57%, 01/15/2027	2,129,280	2,125,101
Series 2022-4A, Class C, 4.92%, 12/15/2028	4,000,000	3,973,336
Series 2022-5A, Class B, 5.97%, 03/15/2027	4,481,877	4,480,009
Series 2022-5A, Class C, 6.51%, 12/15/2027	5,060,000	5,075,904
Series 2022-6A, Class B, 6.03%, 08/16/2027	10,000,000	9,999,828
Series 2022-6A, Class C, 6.32%, 05/15/2028	5,202,000	5,215,518
Series 2023-1A, Class A3, 5.58%, 04/15/2026	1,481,194	1,481,056
Series 2023-1A, Class D, 6.69%, 06/15/2029	2,960,000	2,988,305
Series 2023-2A, Class A3, 5.60%, 08/17/2026	9,219,965	9,214,763
Series 2023-2A, Class B, 5.61%, 09/15/2027	5,623,000	5,630,303
Series 2023-3A, Class A3, 6.04%, 07/15/2026	6,000,000	6,000,719
Series 2023-4A, Class B, 6.31%, 10/15/2027	5,000,000	5,014,997
Series 2023-4A, Class C, 6.51%, 08/15/2028	5,000,000	5,042,876
Series 2023-5A, Class B, 6.58%, 04/17/2028	5,000,000	5,052,280
Series 2024-1A, Class A3, 5.31%, 08/16/2027	8,612,000	8,576,397
Series 2024-1A, Class B, 5.29%, 08/15/2028	7,000,000	6,952,870
Series 2024-2A, Class C, 5.74%, 05/15/2029	5,000,000	4,986,883
Series 2024-3A, Class A3, 5.65%, 12/15/2027	4,000,000	3,998,567
Series 2024-3A, Class C, 5.70%, 07/16/2029	3,250,000	3,248,012
First Investors Auto Owner Trust
Series 2021-1A, Class C, 1.17%, 03/15/2027(d)	1,399,650	1,375,574
Series 2022-1A, Class C, 3.13%, 05/15/2028(d)	5,000,000	4,814,072
Flagship Credit Auto Trust
Series 2020-2, Class D, 5.75%, 04/15/2026(d)	3,196,419	3,187,709
Series 2022-3, Class A3, 4.55%, 04/15/2027(d)	7,526,581	7,484,087
Series 2023-1, Class A2, 5.38%, 12/15/2026(d)	1,992,886	1,988,976
Series 2023-2, Class A2, 5.76%, 04/15/2027(d)	6,253,143	6,247,724
Ford Credit Auto Owner Trust
Series 2023-B, Class A2A, 5.57%, 06/15/2026	8,819,936	8,817,881
Series 2023-B, Class A3, 5.23%, 05/15/2028	7,120,000	7,107,748
GLS Auto Receivables Trust
Series 2019-4A, Class D, 4.09%, 08/17/2026(d)	7,527,903	7,521,647
Series 2020-3A, Class E, 4.31%, 07/15/2027(d)	4,765,000	4,718,519
Series 2020-4A, Class E, 3.51%, 10/15/2027(d)	7,500,000	7,320,721
Series 2021-2A, Class E, 2.87%, 05/15/2028(d)	5,410,000	5,146,888
Series 2021-3A, Class E, 3.20%, 10/16/2028(d)	5,700,000	5,314,353
Series 2021-4A, Class C, 1.94%, 10/15/2027(d)	8,629,834	8,485,305
Series 2021-4A, Class E, 4.43%, 10/16/2028(d)	5,000,000	4,663,114
Series 2022-2A, Class B, 4.70%, 09/15/2026(d)	4,171,269	4,157,005
Series 2022-3A, Class B, 4.92%, 01/15/2027(d)	3,000,000	2,984,513
Series 2023-1A, Class B, 6.19%, 06/15/2027(d)	1,901,000	1,903,233
Series 2023-1A, Class C, 6.38%, 12/15/2028(d)	7,172,000	7,199,238
Series 2023-2A, Class A2, 5.70%, 01/15/2027(d)	2,964,479	2,962,999
Series 2023-2A, Class B, 5.52%, 11/15/2027(d)	7,800,000	7,775,412
Series 2023-2A, Class C, 5.69%, 03/15/2029(d)	5,000,000	4,973,958
Series 2023-3A, Class C, 6.01%, 05/15/2029(d)	5,000,000	5,001,927
Series 2023-4A, Class A3, 6.42%, 06/15/2027(d)	2,075,000	2,090,924
Series 2023-4A, Class B, 6.57%, 03/15/2028(d)	10,000,000	10,092,414
Series 2024-1A, Class A3, 5.40%, 09/15/2027(d)	8,500,000	8,467,758
Series 2024-1A, Class B, 5.49%, 07/17/2028(d)	10,000,000	9,946,774
Series 2024-1A, Class C, 5.64%, 12/17/2029(d)	3,500,000	3,478,388
Series 2024-2A, Class A3, 5.64%, 01/18/2028(d)	10,000,000	10,000,394
Series 2024-2A, Class B, 5.77%, 11/15/2028(d)	10,000,000	10,000,366
Series 2024-2A, Class C, 6.03%, 02/15/2030(d)	3,250,000	3,252,815
GM Financial Consumer Automobile Receivables Trust
Series 2023-2, Class A2A, 5.10%, 05/18/2026	3,932,097	3,925,289
Series 2023-3, Class A2A, 5.74%, 09/16/2026	6,092,823	6,095,141
Series 2024-2, Class A3, 5.10%, 03/16/2029	6,000,000	5,977,973
Honda Auto Receivables Owner Trust
Series 2023-2, Class A2, 5.41%, 04/15/2026	6,968,218	6,962,144
Series 2023-2, Class A3, 4.93%, 11/15/2027	7,662,000	7,614,083
Series 2023-3, Class A3, 5.41%, 02/18/2028	12,586,000	12,594,423
Series 2024-1, Class A2, 5.36%, 09/15/2026	15,000,000	14,980,069
Series 2024-1, Class A3, 5.21%, 08/15/2028	8,500,000	8,490,906
John Deere Owner Trust
Series 2023-B, Class A2, 5.59%, 06/15/2026	6,555,417	6,553,406
Series 2023-C, Class A3, 5.48%, 05/15/2028	5,000,000	5,009,686
NextGear Floorplan Master Trust, Series 2024-1A, Class A2, 5.12%, 03/15/2029 (d)	10,000,000	9,941,232
Santander Consumer USA Holdings, Inc.
Series 2022-2, Class B, 3.44%, 09/15/2027	9,889,965	9,767,988
Series 2022-2, Class C, 3.76%, 07/16/2029	5,075,000	4,928,529
Series 2022-4, Class A3, 4.14%, 02/16/2027	2,830,532	2,820,624
Series 2023-3, Class A3, 5.61%, 10/15/2027	6,003,000	5,997,803
Series 2023-4, Class A3, 5.73%, 04/17/2028	14,300,000	14,356,514
Series 2023-4, Class B, 5.77%, 12/15/2028	3,247,000	3,261,922
Series 2023-5, Class B, 6.16%, 12/17/2029	4,500,000	4,569,726
Series 2023-6, Class A3, 5.93%, 07/17/2028	4,250,000	4,280,059
Series 2023-6, Class C, 6.40%, 03/17/2031	5,000,000	5,124,127
Series 2024-1, Class A3, 5.25%, 04/17/2028	15,000,000	14,961,334
Series 2024-1, Class C, 5.45%, 03/15/2030	1,000,000	994,874
Series 2024-2, Class A3, 5.63%, 11/15/2028	12,300,000	12,302,945
Series 2024-2, Class B, 5.78%, 07/16/2029	10,000,000	10,041,956
Santander Consumer USA, Inc.
Series 2022-5, Class C, 4.74%, 10/16/2028	8,000,000	7,902,271
Series 2022-6, Class A3, 4.49%, 11/16/2026	2,376,139	2,370,998
Series 2022-6, Class B, 4.72%, 06/15/2027	14,955,000	14,843,107
Series 2022-7, Class A3, 5.75%, 04/15/2027	5,589,902	5,589,575
Series 2022-7, Class B, 5.95%, 01/17/2028	10,000,000	10,019,716
Series 2022-7, Class C, 6.69%, 03/17/2031	9,695,000	9,860,517
Series 2023-1, Class B, 4.98%, 02/15/2028	19,386,000	19,255,961
Series 2023-2, Class A3, 5.21%, 07/15/2027	10,020,000	9,992,681
Series 2023-2, Class C, 5.47%, 12/16/2030	5,000,000	4,987,530
Series 2024-1, Class A3, 5.35%, 02/15/2028	7,250,000	7,226,678
Series 2024-1, Class B, 5.31%, 01/16/2029	7,250,000	7,204,991
Santander Drive Auto Receivables, LLC, Series 2020-1, Class D, 5.35%, 03/15/2028	752,992	752,760
SBNA Auto Receivables Trust 2024-A, Series 2024-A, Class A3, 5.32%, 12/15/2028 (d)	6,250,000	6,227,104
Toyota Auto Receivables Owner Trust
Series 2022-C, Class A3, 3.76%, 04/15/2027	8,035,000	7,912,521
Series 2023-A, Class A2, 5.05%, 01/15/2026	1,857,834	1,855,477
Series 2023-C, Class A2A, 5.60%, 08/17/2026	6,964,913	6,964,798
Series 2023-C, Class A3, 5.16%, 04/17/2028	5,124,000	5,105,193
Westlake Automobile Receivables Trust
Series 2021-1A, Class E, 2.33%, 08/17/2026(d)	8,370,000	8,144,075
Series 2021-2A, Class D, 1.23%, 12/15/2026(d)	8,385,000	8,100,374
Series 2021-2A, Class E, 2.38%, 03/15/2027(d)	2,225,000	2,133,640
Series 2021-3A, Class E, 3.42%, 04/15/2027(d)	10,030,000	9,675,881
Series 2022-1A, Class B, 2.75%, 03/15/2027(d)	1,240,426	1,237,211
Series 2022-1A, Class C, 3.11%, 03/15/2027(d)	5,000,000	4,933,129
Series 2022-2A, Class A3, 3.75%, 04/15/2026(d)	2,151,163	2,146,302
Series 2022-2A, Class B, 4.31%, 09/15/2027(d)	8,825,000	8,769,498
Series 2022-2A, Class D, 5.48%, 09/15/2027(d)	5,135,000	5,086,322
Series 2022-3A, Class B, 5.99%, 12/15/2027(d)	10,000,000	10,006,776
Series 2022-3A, Class C, 6.44%, 12/15/2027(d)	5,000,000	5,026,440
Series 2023-1A, Class A3, 5.21%, 01/18/2028(d)	11,000,000	10,960,849
Series 2023-1A, Class B, 5.41%, 01/18/2028(d)	3,750,000	3,734,639
Series 2023-1A, Class C, 5.74%, 08/15/2028(d)	3,495,000	3,489,525
Series 2023-2A, Class A3, 5.80%, 02/16/2027(d)	10,000,000	10,010,062
Series 2023-2A, Class B, 6.14%, 03/15/2028(d)	5,690,000	5,706,510
Series 2023-2A, Class C, 6.29%, 03/15/2028(d)	8,760,000	8,805,682
Series 2023-3A, Class C, 6.02%, 09/15/2028(d)	6,000,000	6,011,574
Series 2023-4A, Class C, 6.64%, 11/15/2028(d)	8,000,000	8,108,036
Series 2024-1A, Class A3, 5.44%, 05/17/2027(d)	7,250,000	7,233,733
Series 2024-1A, Class B, 5.55%, 11/15/2027(d)	10,000,000	9,949,231
Series 2024-1A, Class C, 5.65%, 02/15/2029(d)	5,000,000	4,978,462
World Omni Auto Receivables Trust
Series 2023-A, Class A2A, 5.18%, 07/15/2026	2,992,321	2,987,600
Series 2023-B, Class A2A, 5.25%, 11/16/2026	5,231,127	5,223,774
TOTAL ASSET-BACKED SECURITIES (Cost $975,067,063)		975,149,843

COLLATERALIZED LOAN OBLIGATIONS - 5.9%	Par	Value
Allegany Park CLO Ltd., Series 2019-1A, Class DR, 8.42% (3 mo. Term SOFR + 3.10%), 01/20/2035 (d)	4,000,000	3,999,556
Apidos CLO
Series 2013-12A, Class DR, 8.19% (3 mo. Term SOFR + 2.86%), 04/15/2031(d)	3,195,000	3,188,728
Series 2013-12A, Class ER, 10.99% (3 mo. Term SOFR + 5.66%), 04/15/2031(d)	6,150,000	6,104,398
Series 2013-15A, Class CRR, 7.44% (3 mo. Term SOFR + 2.11%), 04/20/2031(d)	5,500,000	5,500,583
Series 2013-15A, Class DRR, 8.29% (3 mo. Term SOFR + 2.96%), 04/20/2031(d)	5,000,000	5,001,240
Series 2015-22A, Class CR, 8.54% (3 mo. Term SOFR + 3.21%), 04/20/2031(d)	2,000,000	2,006,868
Series 2016-24A, Class DR, 11.39% (3 mo. Term SOFR + 6.06%), 10/20/2030(d)	2,550,000	2,555,391
Series 2016-25A, Class A2R2, 7.12% (3 mo. Term SOFR + 1.80%), 10/20/2031(d)	2,500,000	2,509,673
Series 2017-28A, Class A1B, 6.74% (3 mo. Term SOFR + 1.41%), 01/20/2031(d)	12,000,000	12,012,072
Series 2018-29A, Class B, 7.49% (3 mo. Term SOFR + 2.16%), 07/25/2030(d)	7,600,000	7,601,003
Series 2018-29A, Class C, 8.34% (3 mo. Term SOFR + 3.01%), 07/25/2030(d)	6,250,000	6,206,813
Series 2019-31A, Class ER, 12.19% (3 mo. Term SOFR + 6.86%), 04/15/2031(d)	4,400,000	4,402,587
Series XXXA, Class B, 7.59% (3 mo. Term SOFR + 2.26%), 10/18/2031(d)	7,680,000	7,680,468
ARES CLO
Series 2014-31RA, Class B, 7.19% (3 mo. Term SOFR + 1.86%), 05/24/2030(d)	5,750,000	5,765,226
Series 2015-38A, Class A2R, 6.69% (3 mo. Term SOFR + 1.36%), 04/20/2030(d)	1,400,000	1,400,113
Series 2015-38A, Class DR, 8.09% (3 mo. Term SOFR + 2.76%), 04/20/2030(d)	7,450,000	7,450,872
Series 2016-39A, Class A1R2, 6.64% (3 mo. Term SOFR + 1.31%), 04/18/2031(d)	1,750,000	1,752,768
Series 2016-39A, Class DR2, 8.94% (3 mo. Term SOFR + 3.61%), 04/18/2031(d)	7,335,000	7,322,619
Series 2018-47A, Class D, 8.29% (3 mo. Term SOFR + 2.96%), 04/15/2030(d)	3,165,000	3,165,000
Series 2018-48A, Class B, 7.17% (3 mo. Term SOFR + 1.84%), 07/20/2030(d)	1,450,000	1,454,317
BCRED MML CLO, Series 2022-1A, Class C, 8.07% (3 mo. Term SOFR + 2.75%), 04/20/2035 (d)	2,000,000	2,007,384
Blackstone, Inc.
Series 2017-1A, Class C, 9.29% (3 mo. Term SOFR + 3.96%), 04/20/2029(d)	3,850,000	3,855,563
Series 2017-1A, Class C, 7.98% (3 mo. Term SOFR + 2.66%), 01/17/2030(d)	4,000,000	3,994,224
Series 2017-1A, Class D, 11.59% (3 mo. Term SOFR + 6.26%), 04/20/2029(d)	1,250,000	1,254,784
Series 2017-1A, Class D, 8.89% (3 mo. Term SOFR + 3.56%), 01/20/2030(d)	7,550,000	7,556,886
Series 2017-1A, Class D2, 11.18% (3 mo. Term SOFR + 5.86%), 01/17/2030(d)	2,000,000	2,001,716
Series 2017-1A, Class E, 11.29% (3 mo. Term SOFR + 5.96%), 01/20/2030(d)	1,150,000	1,152,544
Series 2018-1A, Class B, 6.98% (3 mo. Term SOFR + 1.66%), 04/17/2030(d)	3,750,000	3,750,589
Series 2018-1A, Class D, 8.18% (3 mo. Term SOFR + 2.86%), 04/17/2030(d)	1,600,000	1,599,923
BlueMountain CLO Ltd.
Series 2014-2A, Class BR2, 7.34% (3 mo. Term SOFR + 2.01%), 10/20/2030(d)	7,330,000	7,344,301
Series 2018-1A, Class B, 7.29% (3 mo. Term SOFR + 1.96%), 07/30/2030(d)	9,496,770	9,523,057
Bristol Park CLO, Series 2016-1A, Class AR, 6.58% (3 mo. Term SOFR + 1.25%), 04/15/2029 (d)	3,353,713	3,359,106
Buttermilk Park CLO, Series 2018-1A, Class D, 8.69% (3 mo. Term SOFR + 3.36%), 10/15/2031 (d)	1,000,000	1,000,000
Carlyle Group, Inc.
Series 2014-1A, Class BR2, 6.98% (3 mo. Term SOFR + 1.66%), 04/17/2031(d)	2,500,000	2,507,812
Series 2015-1A, Class BR3, 7.14% (3 mo. Term SOFR + 1.81%), 07/20/2031(d)	7,500,000	7,516,500
Chenango Park CLO, Series 2018-1A, Class C, 8.59% (3 mo. Term SOFR + 3.26%), 04/15/2030 (d)	1,000,000	1,000,302
CIFC Funding Ltd.
Series 2017-4A, Class A1R, 6.53% (3 mo. Term SOFR + 1.21%), 10/24/2030(d)	1,616,130	1,618,877
Series 2018-1A, Class C, 7.34% (3 mo. Term SOFR + 2.01%), 04/18/2031(d)	3,750,000	3,749,734
Fillmore Park CLO, Series 2018-1A, Class E, 10.99% (3 mo. Term SOFR + 5.66%), 07/15/2030 (d)	1,000,000	1,000,585
Galaxy CLO Ltd., Series 2018-26A, Class BR, 7.93% (3 mo. Term SOFR + 2.60%), 11/22/2031 (d)	3,850,000	3,850,000
Gilbert Park CLO
Series 2017-1A, Class A, 6.78% (3 mo. Term SOFR + 1.45%), 10/15/2030(d)	2,880,546	2,887,733
Series 2017-1A, Class D, 8.54% (3 mo. Term SOFR + 3.21%), 10/15/2030(d)	10,275,000	10,367,156
Series 2017-1A, Class E, 11.99% (3 mo. Term SOFR + 6.66%), 10/15/2030(d)	1,250,000	1,252,151
Goldentree Loan Opportunities Ltd.
Series 2017-2A, Class AR, 6.50% (3 mo. Term SOFR + 1.17%), 11/20/2030(d)	3,238,468	3,242,283
Series 2017-2A, Class D, 8.24% (3 mo. Term SOFR + 2.91%), 11/28/2030(d)	5,000,000	5,044,910
Series 2017-2A, Class E, 10.29% (3 mo. Term SOFR + 4.96%), 11/28/2030(d)	8,811,000	8,886,775
Series 2019-4A, Class E, 10.33% (3 mo. Term SOFR + 5.01%), 04/24/2031(d)	8,000,000	8,012,664
Series 2019-5A, Class DR, 8.74% (3 mo. Term SOFR + 3.41%), 10/20/2032(d)	2,500,000	2,524,467
Series 2019-5A, Class E, 10.44% (3 mo. Term SOFR + 5.11%), 10/20/2032(d)	7,500,000	7,509,015
Series 2022-16A, Class DR, 10.07% (3 mo. Term SOFR + 4.75%), 01/20/2034(d)	3,500,000	3,565,615
Golub Capital BDC, Inc., Series 2021-1A, Class C1, 8.39% (3 mo. Term SOFR + 3.06%), 04/15/2033 (d)	7,000,000	7,075,719
Hartwick Park CLO Ltd., Series 2023-1A, Class D, 9.84% (3 mo. Term SOFR + 4.50%), 01/21/2036 (d)	5,000,000	5,007,740
LCM LP
Series 15A, Class DR, 9.29% (3 mo. Term SOFR + 3.96%), 07/20/2030(d)	9,000,000	9,003,204
Series 16A, Class BR2, 7.34% (3 mo. Term SOFR + 2.01%), 10/15/2031(d)	4,000,000	4,018,164
Series 16A, Class CR2, 7.74% (3 mo. Term SOFR + 2.41%), 10/15/2031(d)	5,100,000	5,100,484
Series 17A, Class ER, 11.59% (3 mo. Term SOFR + 6.26%), 10/15/2031(d)	1,000,000	863,626
Series 22A, Class CR, 8.39% (3 mo. Term SOFR + 3.06%), 10/20/2028(d)	1,895,000	1,900,691
Series 26A, Class D, 8.09% (3 mo. Term SOFR + 2.76%), 01/20/2031(d)	1,000,000	964,182
Series 27A, Class C, 7.54% (3 mo. Term SOFR + 2.21%), 07/16/2031(d)	2,700,000	2,699,892
Series 27A, Class D, 8.54% (3 mo. Term SOFR + 3.21%), 07/16/2031(d)	4,000,000	3,858,184
Series 29A, Class BR, 7.19% (3 mo. Term SOFR + 1.86%), 04/15/2031(d)	4,750,000	4,753,163
Series 34A, Class E, 12.13% (3 mo. Term SOFR + 6.80%), 10/20/2034(d)	3,250,000	3,101,930
Series 35A, Class E, 12.20% (3 mo. Term SOFR + 6.87%), 10/15/2034(d)	4,750,000	4,261,287
Series 36A, Class E, 12.30% (3 mo. Term SOFR + 6.97%), 01/15/2034(d)	6,000,000	5,400,174
LCM XIII LP
Series 14A, Class BR, 7.17% (3 mo. Term SOFR + 1.84%), 07/20/2031(d)	10,800,000	10,813,057
Series 14A, Class CR, 7.44% (3 mo. Term SOFR + 2.11%), 07/20/2031(d)	6,000,000	5,999,946
Series 14A, Class ER, 11.09% (3 mo. Term SOFR + 5.76%), 07/20/2031(d)	1,000,000	780,948
Madison Park Funding Ltd.
Series 2016-24A, Class BR2, 0.00% (3 mo. Term SOFR + 1.55%), 10/20/2029(d)	11,000,000	11,000,000
Series 2016-24A, Class CR2, 0.00% (3 mo. Term SOFR + 2.05%), 10/20/2029(d)	5,250,000	5,250,000
Magnetite CLO Ltd.
Series 2015-12A, Class ER, 11.27% (3 mo. Term SOFR + 5.94%), 10/15/2031(d)	8,923,000	8,925,061
Series 2015-14RA, Class A1, 6.71% (3 mo. Term SOFR + 1.38%), 10/18/2031(d)	4,778,422	4,778,422
Series 2015-14RA, Class D, 8.44% (3 mo. Term SOFR + 3.11%), 10/18/2031(d)	5,900,000	5,900,000
Series 2015-15A, Class DR, 8.34% (3 mo. Term SOFR + 3.01%), 07/25/2031(d)	2,000,000	2,004,232
Series 2015-15A, Class ER, 10.79% (3 mo. Term SOFR + 5.46%), 07/25/2031(d)	4,000,000	4,025,936
Series 2019-23A, Class ER, 11.89% (3 mo. Term SOFR + 6.56%), 01/25/2035(d)	2,750,000	2,771,885
Series 2020-27A, Class ER, 11.59% (3 mo. Term SOFR + 6.26%), 10/20/2034(d)	5,250,000	5,309,309
Series 2020-28A, Class ER, 11.74% (3 mo. Term SOFR + 6.41%), 01/20/2035(d)	2,250,000	2,251,415
Series 2021-30A, Class E, 11.79% (3 mo. Term SOFR + 6.46%), 10/25/2034(d)	4,100,000	4,103,030
Series 2023-34A, Class D, 10.52% (3 mo. Term SOFR + 5.20%), 04/20/2036(d)	2,950,000	3,018,641
Series 2023-39A, Class D, 9.47% (3 mo. Term SOFR + 4.15%), 10/25/2033(d)	2,000,000	2,004,178
Myers Park CLO, Series 2018-1A, Class C, 7.64% (3 mo. Term SOFR + 2.31%), 10/20/2030 (d)	1,240,000	1,240,141
Neuberger Berman CLO Ltd.
Series 2014-17A, Class DR2A, 8.39% (3 mo. Term SOFR + 3.06%), 04/22/2029(d)	1,300,000	1,300,807
Series 2014-17A, Class ER2, 12.79% (3 mo. Term SOFR + 7.46%), 04/22/2029(d)	5,500,000	5,517,237
Series 2017-25A, Class ER, 11.84% (3 mo. Term SOFR + 6.51%), 10/18/2029(d)	2,250,000	2,253,611
Series 2018-27A, Class D, 8.19% (3 mo. Term SOFR + 2.86%), 01/15/2030(d)	7,500,000	7,504,815
Series 2019-33A, Class DR, 8.49% (3 mo. Term SOFR + 3.16%), 10/16/2033(d)	2,000,000	1,992,388
Niagara Park CLO, Series 2019-1A, Class ER, 11.53% (3 mo. Term SOFR + 6.21%), 07/17/2032 (d)	2,000,000	2,016,944
Octagon Investment Partners Ltd.
Series 2013-1A, Class CR2, 7.29% (3 mo. Term SOFR + 1.96%), 01/25/2031(d)	1,500,000	1,499,967
Series 2016-1A, Class CR, 7.39% (3 mo. Term SOFR + 2.06%), 07/15/2030(d)	6,220,000	6,219,988
Series 2017-1A, Class A1R, 6.59% (3 mo. Term SOFR + 1.26%), 03/17/2030(d)	3,044,726	3,048,958
Series 2018-3A, Class BR, 7.12% (3 mo. Term SOFR + 1.80%), 10/20/2030(d)	5,000,000	5,007,205
Octagon Investment Partners XXII LLC
Series 2014-1A, Class CRR, 7.49% (3 mo. Term SOFR + 2.16%), 01/22/2030(d)	3,970,000	3,976,102
Series 2014-1A, Class DRR, 8.34% (3 mo. Term SOFR + 3.01%), 01/22/2030(d)	1,750,000	1,743,789
Voya CLO Ltd., Series 2016-3A, Class A3R2, 7.03% (3 mo. Term SOFR + 1.70%), 10/18/2031 (d)	7,500,000	7,500,000
Webster Park CLO
Series 2015-1A, Class BR, 7.39% (3 mo. Term SOFR + 2.06%), 07/20/2030(d)	10,300,000	10,302,781
Series 2015-1A, Class CR, 8.49% (3 mo. Term SOFR + 3.16%), 07/20/2030(d)	1,800,000	1,800,535
Whetstone Park CLO Ltd., Series 2021-1A, Class B2, 2.79%, 01/20/2035 (d)	1,400,000	1,186,557
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $416,342,809)		421,073,276

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 5.8%	Par	Value
Adjustable Rate Mortgage Trust
Series 2005-10, Class 4A1, 5.81%, 01/25/2036(c)	4,696,880	3,366,795
Series 2005-3, Class 2A1, 4.85%, 07/25/2035(c)	267,024	243,016
Series 2006-2, Class 1A1, 4.85%, 05/25/2036(c)	730,016	623,267
American Home Mortgage Investment Trust, Series 2006-2, Class 3A5, 6.75%, 06/25/2036 (g)	2,747,648	397,018
Banc of America Alternative Loan Trust
Series 2005-11, Class 4A5, 5.75%, 12/25/2035	641,214	537,604
Series 2005-11, Class 4A6, 5.75%, 12/25/2035	104,534	87,643
Series 2006-2, Class 4CB1, 6.50%, 03/25/2036	2,286,762	1,822,622
Series 2006-4, Class 3CB4, 6.00%, 05/25/2046	757,485	641,738
Series 2006-4, Class 4CB1, 6.50%, 05/25/2046	423,163	367,549
Series 2006-4, Class 5CB1, 6.50%, 05/25/2046	2,119,959	1,787,318
Series 2006-5, Class CB17, 6.00%, 06/25/2046	234,581	193,662
Series 2006-6, Class CB5, 6.00%, 07/25/2046	933,864	766,433
Series 2006-9, Class 1CB1, 6.00%, 01/25/2037	158,332	133,441
Series 2006-9, Class A2, 5.84% (1 mo. Term SOFR + 0.51%), 01/25/2037	778,428	579,394
Banc of America Funding Corp.
Series 2003-3, Class 1A7, 5.50%, 10/25/2033	139,507	131,418
Series 2004-1, Class 2A1, 6.00%, 02/25/2034	438,865	433,804
Series 2004-1, Class 4A1, 6.00%, 03/25/2034	2,677,665	2,672,819
Series 2004-B, Class 4A2, 5.40%, 11/20/2034(c)	1,441,171	1,322,605
Series 2005-3, Class 1A20, 5.50%, 06/25/2035	55,981	48,074
Series 2005-4, Class 2A1, 5.50%, 08/25/2035	31,358	28,482
Series 2005-5, Class 1A11, 5.50%, 09/25/2035	144,095	137,682
Series 2005-5, Class 2A1, 5.50%, 09/25/2035	1,374,877	1,291,612
Series 2005-7, Class 2A3, 5.50%, 11/25/2035	2,512,705	2,253,377
Series 2005-7, Class 3A15, 5.75%, 11/25/2035	2,890	2,796
Series 2005-7, Class 3A9, 6.00%, 11/25/2035	14,378	13,776
Series 2005-8, Class 4A28, 5.75%, 01/25/2036	1,784,158	1,542,060
Series 2006-5, Class 3A2, 5.75%, 09/25/2036	244,895	210,582
Series 2006-7, Class 1A9, 6.00%, 09/25/2036	394,025	319,261
Series 2006-F, Class 2A1, 5.58%, 07/20/2036(c)	5,088,450	4,341,189
Series 2006-I, Class 1A1, 5.78%, 12/20/2036(c)	456,106	436,038
Series 2006-I, Class 2A1, 5.87%, 12/20/2036(c)	2,019,800	1,908,310
Series 2006-I, Class 2A2, 5.87%, 12/20/2036(c)	351,335	313,601
Series 2006-J, Class 4A1, 5.02%, 01/20/2047(c)	95,631	79,275
Series 2007-1, Class TA7, 6.69%, 01/25/2037(g)	649,937	567,130
Series 2007-2, Class TA1A, 5.50% (1 mo. Term SOFR + 0.17%), 03/25/2037	302,406	262,986
Series 2007-3, Class TA4, 6.30% (1 mo. Term SOFR + 0.97%), 04/25/2037	811,154	632,589
Series 2007-4, Class 5A3, 5.50%, 11/25/2034	170,533	142,828
Series 2007-5, Class 1A1, 5.50%, 07/25/2037	1,249,186	952,799
Series 2007-6, Class A1, 6.02% (1 mo. Term SOFR + 0.69%), 07/25/2037	885,091	828,341
Series 2007-6, Class A2, 6.00% (1 mo. Term SOFR + 0.67%), 07/25/2037	3,653,088	3,415,097
Series 2010-R3, Class 3A6, 6.00%, 09/26/2037(c)(d)	6,090,175	5,678,462
Series 2014-R3, Class 1A2, 5.78%, 06/26/2035(c)(d)	1,280,995	1,248,779
Series 2014-R3, Class 2A2, 6.28%, 06/26/2035(c)(d)	2,513,542	2,370,536
Banc of America Mortgage Securities, Inc.
Series 2005-A, Class 2A1, 4.98%, 02/25/2035(c)	1,086,074	1,019,841
Series 2005-F, Class 2A1, 5.09%, 07/25/2035(c)	555,918	505,227
Series 2006-B, Class 3A1, 3.93%, 10/20/2046(c)	359,077	295,959
Series 2007-1, Class 1A26, 6.00%, 03/25/2037	1,475,764	1,180,537
BCAP LLC Trust, Series 2007-AA2, Class 2A3, 7.50%, 04/25/2037 (c)	454,599	240,316
Bear Stearns Alt-A Trust, Series 2006-6, Class 2A1, 4.26%, 11/25/2036 (c)	740,381	331,306
Bear Stearns Asset Backed Securities Trust
Series 2005-AC5, Class 1A1, 5.50% (1 mo. Term SOFR + 1.11%), 08/25/2035	406,969	249,080
Series 2006-AC4, Class A1, 5.69% (1 mo. Term SOFR + 0.36%), 07/25/2036	2,668,867	1,990,963
Series 2006-AC4, Class A2, 12.68% (-4 x 1 mo. Term SOFR + 35.75%), 07/25/2036(h)	616,995	669,859
Chase Mortgage Finance Corp.
Series 2005-A1, Class 2A1, 4.87%, 12/25/2035(c)	654,966	597,057
Series 2005-A1, Class 2A2, 4.87%, 12/25/2035(c)	682,829	622,457
Series 2005-S2, Class A1, 5.50%, 10/25/2035	587,556	539,381
Series 2005-S3, Class A9, 5.50%, 11/25/2035	4,906,136	3,458,610
Series 2006-S3, Class 1A1, 6.00%, 11/25/2036	6,682,873	2,636,874
Series 2006-S4, Class A3, 6.00%, 12/25/2036	1,226,693	517,122
Series 2006-S4, Class A6, 6.00%, 12/25/2036	3,958,334	1,668,667
Series 2007-A2, Class 6A2, 5.48%, 07/25/2037(c)	754,934	651,966
Series 2007-S1, Class A7, 6.00%, 02/25/2037	4,011,535	1,486,593
Series 2007-S3, Class 1A10, 5.75%, 05/25/2037	672,318	282,602
Series 2007-S3, Class 1A15, 6.00%, 05/25/2037	2,048,550	894,284
Chaseflex Trust
Series 2005-1, Class 1A3, 5.50%, 02/25/2035	231,104	195,896
Series 2006-2, Class A3, 4.38%, 09/25/2036(c)	1,949,757	1,668,614
Citicorp Mortgage Securities, Inc.
Series 2006-1, Class 1A4, 6.00%, 02/25/2036	72,797	62,824
Series 2006-3, Class 1A10, 6.25%, 06/25/2036	1,363,067	1,191,200
Series 2006-3, Class 1A4, 6.00%, 06/25/2036	1,132,109	974,009
Series 2006-3, Class 1A9, 5.75%, 06/25/2036	322,774	273,321
Series 2006-3, Class 2A1, 5.50%, 06/25/2024	35,073	29,166
Series 2006-7, Class 1A1, 6.00%, 12/25/2036	2,592,070	2,103,016
Series 2007-3, Class 1A4, 6.00%, 04/25/2037	410,385	371,477
Series 2007-3, Class 3A1, 5.50%, 04/25/2037	33,425	30,854
Citigroup Financial Products, Inc.
Series 2004-2, Class 1A2, 9.25%, 08/25/2033(d)	10,495	7,992
Series 2004-HYB3, Class 2A, 6.48%, 09/25/2034(c)	411,011	374,596
Series 2005-1, Class 2A2A, 5.02%, 04/25/2035(c)	275,776	257,747
Series 2005-10, Class 1A1A, 4.89%, 12/25/2035(c)	923,515	582,749
Series 2005-2, Class 1A4, 4.79%, 05/25/2035(c)	303,739	287,898
Series 2005-5, Class 22A6, 6.00%, 08/25/2035	1,601,126	1,425,139
Series 2005-WF1, Class M1, 5.83%, 11/25/2034(g)	2,742,380	2,670,188
Citigroup Mortgage Loan Trust, Inc.
Series 2005-7, Class 1A2, 4.60%, 09/25/2035(c)	352,727	302,628
Series 2006-AR7, Class 2A2A, 4.77%, 11/25/2036(c)	1,093,433	911,836
Series 2007-AR4, Class 1A1A, 4.66%, 03/25/2037(c)	890,247	722,522
Citimortgage Alternative Loan Trust
Series 2006-A2, Class A5, 6.00% (1 mo. Term SOFR + 0.71%), 05/25/2036	345,201	285,835
Series 2006-A4, Class 1A1, 6.00%, 09/25/2036	899,789	783,695
Series 2007-A1, Class 1A5, 6.00%, 01/25/2037	1,293,013	1,094,081
Series 2007-A1, Class 1A7, 6.00%, 01/25/2037	2,077,981	1,758,280
Countrywide Alternative Loan Trust
Series 2004-13CB, Class A3, 6.00%, 07/25/2034	6,008,816	5,912,638
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	1,243,561	1,213,497
Series 2004-27CB, Class A1, 6.00%, 12/25/2034	858,608	750,583
Series 2004-28CB, Class 4A1, 5.00%, 06/25/2024	127,195	89,726
Series 2004-28CB, Class 6A1, 6.00%, 01/25/2035	251,275	224,425
Series 2005-13CB, Class A1, 5.50% (1 mo. Term SOFR + 0.61%), 05/25/2035	820,027	669,138
Series 2005-21CB, Class A17, 6.00%, 06/25/2035	1,426,692	1,089,953
Series 2005-21CB, Class A3, 5.25%, 06/25/2035	2,397,241	1,767,761
Series 2005-43, Class 5A1, 5.06%, 09/25/2035(c)	104,242	85,590
Series 2005-54CB, Class 3A7, 5.50%, 11/25/2035	523,474	287,308
Series 2005-63, Class 3A1, 4.70%, 11/25/2035(c)	659,392	578,016
Series 2005-65CB, Class 1A8, 5.50%, 01/25/2036	93,868	61,053
Series 2005-65CB, Class 2A7, 0.00%, 12/25/2035(i)	675,836	264,506
Series 2005-6CB, Class 1A1, 7.50%, 04/25/2035	192,698	174,281
Series 2005-6CB, Class 1A5, 5.75%, 04/25/2035	1,643,340	1,373,689
Series 2005-73CB, Class 2A2, 5.75%, 01/25/2036	329,940	169,476
Series 2005-75CB, Class A3, 5.50%, 01/25/2036	1,413,772	953,168
Series 2005-75CB, Class A6, 5.50%, 01/25/2036	1,194,221	805,146
Series 2005-80CB, Class 2A1, 6.00%, 02/25/2036	3,875,860	3,576,201
Series 2005-80CB, Class 5A1, 6.00%, 02/25/2036	8,444,626	8,183,826
Series 2005-86CB, Class A10, 5.50%, 02/25/2036	122,990	71,875
Series 2005-86CB, Class A8, 5.50%, 02/25/2036	887,532	518,669
Series 2005-9CB, Class 1A1, 5.50% (1 mo. Term SOFR + 0.61%), 05/25/2035	1,672,414	1,443,181
Series 2005-9CB, Class 3A1, 6.00%, 05/25/2035	8,218,032	3,884,121
Series 2005-J13, Class 2A7, 5.50%, 11/25/2035	548,567	367,160
Series 2005-J6, Class 1A6, 5.50% (1 mo. Term SOFR + 0.61%), 07/25/2035	2,518,359	1,973,967
Series 2006-12CB, Class A3, 5.75% (1 mo. Term SOFR + 5.75%), 05/25/2036	534,405	260,259
Series 2006-14CB, Class A4, 6.00%, 06/25/2036	2,278,537	1,242,055
Series 2006-16CB, Class A2, 6.00%, 06/25/2036	357,972	191,087
Series 2006-16CB, Class A4, 6.00%, 06/25/2036	938,284	500,860
Series 2006-16CB, Class A6, 6.00%, 06/25/2036	814,286	434,646
Series 2006-23CB, Class 1A6, 6.00%, 08/25/2036	1,276,354	1,134,330
Series 2006-23CB, Class 2A1, 6.50%, 08/25/2036	5,663,519	1,721,441
Series 2006-24CB, Class A11, 5.75%, 08/25/2036	3,768,810	1,988,501
Series 2006-24CB, Class A12, 5.75%, 08/25/2036	2,337,938	1,233,543
Series 2006-26CB, Class A17, 6.25%, 09/25/2036	5,415,341	2,660,225
Series 2006-30T1, Class 2A6, 6.50%, 11/25/2036	8,388,155	2,648,494
Series 2006-31CB, Class A7, 6.00%, 11/25/2036	203,128	114,483
Series 2006-31CB, Class A8, 5.75%, 11/25/2036	1,832,468	998,836
Series 2006-39CB, Class 1A20, 6.00%, 01/25/2037	2,200,203	1,779,832
Series 2006-41CB, Class 1A7, 6.00%, 01/25/2037	493,296	251,566
Series 2006-6CB, Class 1A8, 5.50%, 05/25/2036	86,882	69,349
Series 2006-J3, Class 4A2, 5.75%, 05/25/2026	268,749	253,326
Series 2006-J6, Class A4, 6.00%, 09/25/2036	1,983,230	984,478
Series 2006-J6, Class A5, 6.00%, 09/25/2036	2,671,469	1,326,121
Series 2007-13, Class A1, 6.00%, 06/25/2047	2,403,743	1,219,808
Series 2007-23CB, Class A1, 6.00%, 09/25/2037	4,199,444	2,037,620
Series 2007-2CB, Class 2A14, 5.75%, 03/25/2037	5,437,738	2,704,542
Series 2007-4CB, Class 1A6, 5.75%, 04/25/2037	1,365,046	1,096,968
Series 2007-4CB, Class 1A7, 5.75%, 04/25/2037	1,026,791	825,142
Series 2007-8CB, Class A1, 5.50%, 05/25/2037	5,515,170	2,858,819
Series 2007-8CB, Class A9, 6.00%, 05/25/2037	745,200	408,025
Series 2007-J2, Class 2A2, 6.00%, 07/25/2037	2,695,764	2,441,428
Series 2008-2R, Class 3A1, 6.00%, 08/25/2037(c)	6,964,804	3,292,929
Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-42, Class 2A4, 5.15%, 10/25/2033(c)	669,291	608,415
Series 2003-44, Class A3, 5.00%, 10/25/2033	214,000	187,479
Series 2004-14, Class 3A1, 5.72%, 08/25/2034(c)	1,739,570	1,593,792
Series 2004-21, Class A1, 4.00%, 11/25/2034	461,389	394,884
Series 2004-24, Class A1, 5.50%, 12/25/2034	3,300,388	3,128,590
Series 2004-24, Class A4, 5.50%, 12/25/2034	2,272,276	2,152,951
Series 2004-4, Class A10, 5.50%, 05/25/2034	424,005	394,272
Series 2004-HYB5, Class 3A1, 5.35%, 04/20/2035(c)	663,885	608,889
Series 2004-J9, Class 2A5, 5.50%, 01/25/2035	420,774	399,820
Series 2005-13, Class A6, 5.50%, 06/25/2035	1,378,956	753,062
Series 2005-20, Class A7, 5.25%, 12/25/2027	17,698	10,520
Series 2005-27, Class 1A4, 5.50%, 12/25/2035	714,579	520,743
Series 2005-27, Class 2A1, 5.50%, 12/25/2035	508,211	210,115
Series 2005-31, Class 4A2, 4.72%, 01/25/2036(c)	648,780	585,983
Series 2005-HY10, Class 1A1, 5.23%, 02/20/2036(c)	46,928	38,314
Series 2005-HY10, Class 4A1, 4.06%, 02/20/2036(c)	1,303,105	1,139,871
Series 2005-HYB2, Class 2A, 4.96%, 05/20/2035(c)	628,070	587,256
Series 2005-J3, Class 2A5, 5.50%, 09/25/2035	45,025	40,344
Series 2006-16, Class 2A1, 6.50%, 11/25/2036	472,260	149,244
Series 2006-17, Class A6, 6.00%, 12/25/2036	2,090,216	832,891
Series 2006-17, Class A8, 6.00% (1 mo. Term SOFR + 0.66%), 12/25/2036	2,826,966	1,137,489
Series 2006-21, Class A11, 5.75%, 02/25/2037	1,123,666	480,530
Series 2006-21, Class A13, 6.00%, 02/25/2037	2,594,699	1,157,970
Series 2006-21, Class A5, 6.00%, 02/25/2037	592,428	264,391
Series 2006-6, Class A1, 6.00%, 04/25/2036	566,236	270,970
Series 2006-9, Class A8, 6.00%, 05/25/2036	1,105,101	494,572
Series 2007-1, Class A4, 6.00%, 03/25/2037	1,937,073	873,432
Series 2007-10, Class A22, 6.00%, 07/25/2037	1,769,503	793,711
Series 2007-5, Class A2, 5.75%, 05/25/2037	1,551,042	771,303
Series 2007-5, Class A29, 5.50%, 05/25/2037	2,700,759	1,289,626
Series 2007-5, Class A4, 5.75%, 05/25/2037	803,797	399,713
Series 2007-5, Class A51, 5.75%, 05/25/2037	5,264,102	2,617,737
Series 2007-HY5, Class 1A1, 4.75%, 09/25/2047(c)	5,171,936	3,840,773
Series 2007-J2, Class 2A3, 6.00%, 07/25/2037	2,878,131	976,453
Series 2007-J2, Class 2A6, 6.00%, 07/25/2037	185,881	63,063
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-8, Class 3A4, 5.50%, 12/25/2034	129,565	124,444
Series 2005-10, Class 10A3, 6.00%, 11/25/2035	811,139	194,516
Series 2005-10, Class 5A3, 5.50%, 11/25/2035	367,212	262,424
Series 2005-10, Class 5A4, 5.50%, 11/25/2035	1,447,360	1,034,170
Series 2005-3, Class 3A17, 5.50%, 07/25/2035	229,057	225,684
Series 2005-9, Class 2A1, 5.50%, 10/25/2035	543,370	237,361
Credit Suisse Management LLC, Series 2005-8, Class 7A1, 7.00%, 09/25/2035	2,548,258	1,094,689
Credit Suisse Mortgage Capital Certificates
Series 2006-1, Class 1A3, 5.50%, 02/25/2036	261,855	221,977
Series 2006-1, Class 4A14, 5.50%, 02/25/2036	31,259	27,269
Series 2006-2, Class 4A2, 5.75%, 03/25/2036	517,227	324,410
Series 2006-2, Class 5A6, 6.00%, 03/25/2036	4,063,372	1,653,105
Series 2006-4, Class 8A1, 7.00%, 05/25/2036	1,179,251	167,026
Series 2006-7, Class 7A5, 6.00%, 08/25/2036	678,635	506,185
Series 2006-CF1, Class B3, 5.50%, 11/25/2035(d)(g)	2,565,000	2,416,098
Series 2007-2, Class 3A8, 5.50%, 03/25/2037	1,239,630	583,371
Series 2007-3, Class 4A13, 5.50%, 04/25/2037	251,923	195,755
Series 2007-3, Class 4A15, 5.50%, 04/25/2037	352,443	273,864
Series 2011-12R, Class 3A5, 4.48%, 07/27/2036(c)(d)	885,503	874,905
Series 2013-2R, Class 5A2, 3.87%, 05/27/2037(c)(d)	1,776,662	1,158,787
Deutsche ALT-A Securities, Inc.
Series 2005-3, Class 3A1, 5.94% (1 mo. Term SOFR + 0.61%), 05/25/2035	782,719	670,978
Series 2005-6, Class 1A4, 5.50%, 12/25/2035	1,327,902	1,021,883
Series 2006-AB4, Class A1B1, 5.54% (1 mo. Term SOFR + 0.21%), 10/25/2036	389,586	310,463
DFC HEL Trust, Series 2001-1, Class M1, 7.08% (1 mo. Term SOFR + 1.76%), 08/15/2031	1,250,407	1,198,698
Federal National Mortgage Association, Series 2016-C01, Class 2M2, 12.39% (30 day avg SOFR US + 7.06%), 08/25/2028	946,156	984,541
First Horizon Alternative Mortgage Securities
Series 2004-AA6, Class A1, 6.60%, 01/25/2035(c)	221,379	212,730
Series 2004-AA7, Class 2A1, 6.84%, 02/25/2035(c)	643,716	593,780
Series 2005-AA5, Class 2A1, 6.30%, 07/25/2035(c)	975,216	870,452
Series 2005-AA7, Class 2A1, 6.07%, 09/25/2035(c)	1,120,839	966,920
Series 2005-FA11, Class 2A1, 5.25%, 06/25/2024	698	0
Series 2005-FA8, Class 1A14, 5.50%, 11/25/2035	1,143,887	559,333
Series 2006-FA1, Class 1A3, 5.75%, 04/25/2036	1,843,214	797,140
Series 2006-FA2, Class 1A3, 6.00%, 05/25/2036	2,155,779	885,175
Series 2006-FA2, Class 1A5, 6.00%, 05/25/2036	1,410,554	579,181
Series 2006-FA6, Class 1A5, 6.25%, 11/25/2036	6,649,921	2,952,306
Series 2006-FA6, Class 3A1, 5.75%, 06/25/2024	573	288
Series 2007-AA1, Class 1A2, 4.90%, 05/25/2037(c)	1,977,766	1,258,140
Series 2007-FA4, Class 1A6, 6.25%, 08/25/2037(c)	1,783,986	698,326
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 4A1, 5.88%, 08/25/2035(c)	859,912	815,105
Series 2006-4, Class 1A15, 6.00%, 02/25/2037	527,692	133,074
Series 2006-4, Class 1A6, 5.75%, 02/25/2037	871,447	210,697
Series 2006-AR4, Class 1A2, 5.14%, 01/25/2037(c)	2,016,156	1,066,158
Series 2007-AR1, Class 1A1, 5.16%, 05/25/2037(c)	600,384	252,981
Series 2007-AR2, Class 1A2, 6.71%, 08/25/2037(c)	4,125,742	1,403,949
GS Mortgage-Backed Securities Trust
Series 2021-MM1, Class A8, 2.50%, 04/25/2052(c)(d)	2,000,000	1,266,316
Series 2022-PJ2, Class A31, 2.50%, 06/25/2052(c)(d)	2,250,000	1,421,355
Series 2022-PJ5, Class A31, 2.50%, 10/25/2052(c)(d)	5,500,000	3,450,367
GSAA Trust
Series 2005-1, Class M2, 6.26%, 11/25/2034(g)	2,100,000	1,995,479
Series 2006-15, Class AF5, 6.69%, 09/25/2036(g)	2,005,806	495,976
Series 2006-18, Class AF6, 6.18%, 11/25/2036(g)	1,820,731	437,961
Series 2007-7, Class 1A2, 5.80% (1 mo. Term SOFR + 0.47%), 07/25/2037	568,380	514,771
GSR Mortgage Loan Trust
Series 2003-5F, Class 1A1, 3.00%, 08/25/2032	756,809	678,303
Series 2004-15F, Class 2A1, 6.00%, 12/25/2034	799,689	647,095
Series 2005-1F, Class 3A3, 6.00%, 01/25/2035	9,623	8,374
Series 2005-4F, Class 3A1, 6.50%, 06/25/2024	46,299	46,104
Series 2005-7F, Class 3A9, 6.00%, 09/25/2035	15,797	14,948
Series 2005-AR4, Class 5A1, 4.93%, 07/25/2035(c)	140,204	129,174
Series 2005-AR5, Class 4A1, 4.93%, 10/25/2035(c)	515,107	458,128
Series 2005-AR7, Class 6A1, 4.43%, 11/25/2035(c)	333,372	284,829
Series 2006-2F, Class 2A1, 5.75%, 02/25/2036	389,357	313,877
Harborview Mortgage Loan Trust, Series 2006-6, Class 3A1A, 4.66%, 08/19/2036 (c)	1,754,791	1,340,244
Impac CMB Trust, Series 2005-5, Class A3W, 5.94% (1 mo. Term SOFR + 0.36%), 08/25/2035	345,465	314,232
Impac Funding Corp.
Series 2002-2, Class A3, 6.50%, 04/25/2033	767,378	734,033
Series 2004-2, Class A5, 4.81%, 08/25/2034(g)	73,494	71,810
Indymac IMSC Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 4.11%, 06/25/2037 (c)	347,486	216,550
Indymac Index Mortgage Loan Trust
Series 2004-AR11, Class 1A, 3.81%, 12/25/2034(c)	853,100	744,449
Series 2004-AR4, Class 3A, 4.98%, 08/25/2034(c)	1,906,714	1,734,427
Series 2005-AR23, Class 3A1, 3.93%, 11/25/2035(c)	560,639	496,677
Series 2005-AR23, Class 6A1, 4.04%, 11/25/2035(c)	926,532	841,189
Series 2005-AR25, Class 1A21, 4.03%, 12/25/2035(c)	1,744,621	964,291
Series 2005-AR3, Class 4A1, 3.95%, 04/25/2035(c)	767,830	691,643
Series 2005-AR35, Class 1A1, 3.70%, 02/25/2036(c)	1,099,722	833,321
Series 2005-AR9, Class 1A1, 4.76%, 07/25/2035(c)	2,809,518	1,538,293
Series 2006-AR25, Class 3A1, 3.94%, 09/25/2036(c)	1,998,486	1,268,946
Series 2006-AR25, Class 4A1, 3.45%, 09/25/2036(c)	3,484,748	3,133,838
Series 2006-AR3, Class 2A1C, 3.93%, 03/25/2036(c)	4,742,232	3,243,696
Series 2006-AR31, Class A5, 3.83%, 11/25/2036(c)	3,662,742	3,249,165
Series 2006-AR9, Class 3A1, 3.52%, 06/25/2036(c)	1,497,867	1,270,465
Jefferies, LLC, Series 2009-R1, Class 1A2, 4.43%, 11/26/2035 (c)(d)	458,689	394,553
JP Morgan Mortgage Trust
Series 2005-S3, Class 1A5, 5.75%, 01/25/2036	46,644	20,578
Series 2007-A3, Class 2A3, 5.61%, 05/25/2037(c)	2,145,541	1,745,029
Series 2021-12, Class A3, 2.50%, 02/25/2052(c)(d)	11,534,522	9,059,970
Series 2021-15, Class A5, 2.50%, 06/25/2052(c)(d)	2,750,000	1,742,291
Series 2022-3, Class A5A, 2.50%, 08/25/2052(c)(d)	11,588,632	7,310,664
Series 2022-4, Class A5, 3.00%, 10/25/2052(c)(d)	5,000,000	3,422,042
Series 2024-3, Class A5, 3.00%, 05/25/2054(c)(d)	10,000,000	6,803,668
Lehman Mortgage Trust
Series 2005-2, Class 1A3, 5.75%, 12/25/2035	504,803	248,025
Series 2005-3, Class 1A2, 0.00% (-1 x 1 mo. Term SOFR + 4.64%), 01/25/2036(f)(h)	777,465	24,492
Series 2005-3, Class 1A6, 5.50% (1 mo. Term SOFR + 0.61%), 01/25/2036	777,465	303,884
Series 2006-1, Class 1A4, 5.50%, 02/25/2036	351,319	167,955
Series 2006-3, Class 1A1, 6.00%, 07/25/2036	3,132,512	1,535,210
Series 2006-3, Class 1A4, 6.00%, 07/25/2036	6,925,442	3,433,300
Series 2007-4, Class 1A2, 5.75%, 05/25/2037	972,644	429,111
Series 2007-4, Class 1A3, 5.75%, 05/25/2037	2,125,226	937,607
Series 2007-5, Class 1A3, 5.75%, 06/25/2037	1,266,250	1,117,480
Series 2007-5, Class 9A1, 6.00%, 06/25/2037	2,285,671	543,191
Series 2007-5, Class 9A2, 6.00%, 06/25/2037	6,242,852	1,483,619
MASTR Adjustable Rate Mortgages Trust
Series 2004-4, Class 2A2, 5.71%, 05/25/2034(c)	75,684	69,794
Series 2005-1, Class 7A1, 4.07%, 02/25/2035(c)	85,327	76,489
MASTR Alternative Loans Trust
Series 2003-5, Class 30B1, 5.87%, 08/25/2033(c)	488,815	275,675
Series 2003-7, Class 5A1, 6.25%, 11/25/2033	32,072	32,004
Series 2004-11, Class 7A1, 6.50%, 10/25/2034	247,246	240,043
Series 2004-6, Class 10A1, 6.00%, 07/25/2034	89,437	84,780
Series 2004-6, Class 8A1, 5.50%, 07/25/2034	152,960	143,961
Series 2005-2, Class 4A5, 5.50%, 03/25/2035	2,000,000	1,897,607
MASTR Asset Securitization Trust, Series 2006-1, Class 2A1, 5.89% (1 mo. Term SOFR + 0.56%), 05/25/2036	555,600	109,519
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A5, Class A8, 5.02%, 06/25/2035(c)	229,436	212,280
Series 2005-A7, Class 2A1, 4.77%, 09/25/2035(c)	3,456,396	2,688,312
Series 2006-F1, Class 1A1, 6.00%, 04/25/2036	1,792,854	765,699
MLCC Mortgage Investors, Inc., Series 2004-D, Class A2, 6.40% (6 mo. Term SOFR + 1.15%), 09/25/2029	462,158	435,887
Morgan Stanley Mortgage Loan Trust
Series 2005-7, Class 6A3, 5.50%, 11/25/2035	667,113	617,547
Series 2005-7, Class 7A3, 5.50%, 11/25/2035	288,190	239,199
Series 2006-11, Class 2A1, 6.00%, 08/25/2036	1,908,998	780,839
Series 2006-2, Class 7A1, 5.47%, 02/25/2036(c)	1,240,794	704,585
Morgan Stanley Reremic Trust, Series 2012-R3, Class 1B, 4.01%, 11/26/2036 (c)(d)	1,787,615	1,496,857
Nomura Asset Acceptance Corp.
Series 2005-AR3, Class 3A1, 5.69%, 07/25/2035(c)	363,866	354,790
Series 2005-WF1, Class 2A5, 5.66%, 03/25/2035(g)	13,941	13,600
Nomura Resecuritization Trust
Series 2011-4RA, Class 1A10, 2.77%, 12/26/2036(c)(d)	5,105,316	4,414,149
Series 2014-5R, Class 1A9, 5.50%, 06/26/2035(c)(d)	3,068,690	2,394,797
Popular ABS, Inc.
Series 2003-1, Class M1, 4.86%, 08/25/2033(c)	402,090	393,789
Series 2003-3, Class M1, 4.87%, 12/25/2033(c)	920,255	902,197
RAAC Series, Series 2005-SP1, Class 3A7, 6.00%, 09/25/2034	2,354	1,539
RALI Trust
Series 2006-QS1, Class A3, 5.75%, 01/25/2036	161,681	127,415
Series 2006-QS13, Class 1A6, 6.00%, 09/25/2036	1,783,780	1,355,243
Series 2006-QS17, Class A7, 6.00%, 12/25/2036	281,436	220,567
Series 2006-QS9, Class 1A5, 6.00% (1 mo. Term SOFR + 0.81%), 07/25/2036	1,176,145	856,175
Series 2007-QS10, Class A1, 6.50%, 09/25/2037	249,694	195,033
Series 2007-QS6, Class A29, 6.00%, 04/25/2037	2,346,602	1,835,711
RBSSP Resecuritization Trust, Series 2009-7, Class 3A2, 6.00%, 03/26/2036 (c)(d)	3,707,959	1,936,037
RCKT Mortgage Trust
Series 2021-4, Class A17, 2.50%, 09/25/2051(c)(d)	5,000,000	3,188,842
Series 2022-2, Class A18, 2.50%, 02/25/2052(c)(d)	4,500,000	2,837,044
Resecuritization Pass-Through Trust, Series 2005-8R, Class A3, 6.00%, 10/25/2034	1,462,062	1,375,446
Residential Asset Securitization Trust
Series 2003-A9, Class A2, 4.00%, 08/25/2033	810,302	713,698
Series 2004-R2, Class A3, 5.50%, 08/25/2034	1,465,173	1,394,919
Series 2005-A11, Class 1A4, 5.50%, 10/25/2035	226,716	146,570
Series 2005-A11, Class 2A1, 4.85%, 10/25/2035	3,388,480	1,185,876
Series 2005-A11, Class 2A5, 6.00%, 10/25/2035	385,719	165,981
Series 2005-A15, Class 5A1, 5.75%, 02/25/2036	3,447,927	1,221,094
Series 2005-A5, Class A7, 5.50%, 05/25/2035	1,006,534	692,184
Series 2006-A15, Class A10, 6.04% (1 mo. Term SOFR + 0.71%), 01/25/2037	16,433,950	4,437,259
Series 2006-A15, Class A11, 0.21% (-1 x 1 mo. Term SOFR + 5.54%), 01/25/2037(f)(h)	16,433,950	1,144,015
Series 2006-A5CB, Class A6, 6.00%, 06/25/2036	2,284,189	917,757
RFMSI Trust
Series 2005-SA4, Class 1A21, 5.32%, 09/25/2035(c)	1,612,087	1,029,767
Series 2005-SA4, Class 2A1, 5.17%, 09/25/2035(c)	1,190,260	726,327
Series 2006-S3, Class A1, 5.50%, 03/25/2036	1,596,327	1,229,659
Series 2006-S4, Class A1, 6.00%, 04/25/2036	1,706,870	1,309,613
Series 2006-S5, Class A12, 6.00%, 06/25/2036	153,222	123,585
Series 2006-S5, Class A14, 6.00%, 06/25/2036	315,415	254,406
Series 2006-S5, Class A15, 6.00%, 06/25/2036	1,321,834	1,066,156
Series 2006-S5, Class A18, 6.00%, 06/25/2036	164,281	126,601
Series 2006-S6, Class A10, 6.00%, 07/25/2036	91,480	74,954
Series 2006-S6, Class A15, 6.00%, 07/25/2036	470,958	385,879
Series 2006-S7, Class A6, 6.25%, 08/25/2036	977,450	763,245
Series 2006-S7, Class A9, 6.50%, 08/25/2036	584,379	463,557
Series 2006-S9, Class A3, 5.75%, 09/25/2036	1,319,424	995,163
Series 2007-S1, Class A10, 6.00%, 01/25/2037	400,311	300,185
Series 2007-S7, Class A7, 6.00%, 07/25/2037	1,378,320	1,033,711
Specialty Underwriting & Residential Finance, Series 2006-BC2, Class A2D, 3.61%, 02/25/2037 (g)	752,479	257,383
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18, Class 3A2, 5.92%, 12/25/2034(c)	388,700	347,854
Series 2005-12, Class 2A1, 5.81%, 06/25/2035(c)	538,156	394,255
Series 2005-21, Class 7A1, 5.00%, 11/25/2035(c)	3,033,682	1,897,539
Series 2006-1, Class 6A1, 4.89%, 02/25/2036(c)	989,679	713,730
Series 2006-1, Class 7A4, 3.95%, 02/25/2036(c)	90,342	75,393
Series 2006-12, Class 2A1, 4.56%, 01/25/2037(c)	526,294	372,891
Series 2006-4, Class 6A, 4.11%, 05/25/2036(c)	532,654	286,371
Series 2007-5, Class 1A1, 5.88% (1 mo. Term SOFR + 0.55%), 06/25/2037	1,234,453	978,861
Series 2007-6, Class 2A1, 5.82% (1 mo. Term SOFR + 0.49%), 07/25/2037	4,091,996	3,468,599
Series 2007-9, Class 1A1, 7.24% (6 mo. Term SOFR + 1.93%), 10/25/2037	811,846	717,542
Suntrust Adjustable Rate Mortgage Loan Trust
Series 2007-1, Class 2A1, 5.61%, 02/25/2037(c)	3,081,990	2,545,679
Series 2007-2, Class 1A1, 6.06%, 04/25/2037(c)	409,374	158,148
Suntrust Alternative Loan Trust
Series 2005-1F, Class 2A3, 5.75%, 12/25/2035	677,775	602,235
Series 2005-1F, Class 2A8, 6.00%, 12/25/2035	1,565,129	1,400,832
Series 2005-1F, Class 4A1, 6.50%, 12/25/2035	1,385,300	1,223,539
TBW Mortgage Backed Pass Through Certificates, Series 2006-2, Class 3A1, 5.50%, 07/25/2036	80,750	7,075
Vericrest Opportunity Loan Transferee, Series 2021-NPL4, Class A2, 4.95%, 03/27/2051 (d)(g)	1,677,387	1,511,003
WaMu Mortgage Pass Through Certificates
Series 2003-AR10, Class A6, 5.82%, 10/25/2033(c)	5,427,904	5,052,138
Series 2003-S4, Class CB1, 5.63%, 06/25/2033(c)	2,130,496	2,002,932
Series 2004-S2, Class 3A2, 6.00%, 06/25/2034	36,235	34,703
Series 2005-AR14, Class 1A2, 4.87%, 12/25/2035(c)	3,813,361	3,412,474
Series 2006-AR10, Class 2A1, 4.17%, 09/25/2036(c)	855,362	715,893
Series 2006-AR16, Class 1A1, 4.29%, 12/25/2036(c)	958,101	833,980
Series 2006-AR8, Class 1A1, 4.38%, 08/25/2046(c)	1,395,023	1,200,678
Series 2007-HY2, Class 1A1, 4.11%, 12/25/2036(c)	12,210,523	10,526,982
Series 2007-HY3, Class 4A1, 4.95%, 03/25/2037(c)	2,178,595	1,925,719
Series 2007-HY5, Class 3A1, 4.17%, 05/25/2037(c)	910,456	752,085
Series 2007-HY7, Class 1A1, 3.87%, 07/25/2037(c)	197,826	144,855
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-1, Class 5A1, 6.00%, 03/25/2035	813,991	737,655
Series 2005-4, Class 5A7, 5.50%, 06/25/2035	2,516,696	2,027,467
Series 2005-5, Class CB4, 5.50%, 07/25/2035	881,148	777,885
Series 2005-6, Class 1CB, 6.50%, 08/25/2035	226,816	197,793
Series 2005-6, Class 2A1, 5.50%, 08/25/2035	2,380,023	1,966,020
Series 2005-6, Class 2A8, 5.50%, 08/25/2035	520,304	429,798
Series 2005-6, Class 3CB, 5.50%, 08/25/2035	1,012,642	859,451
Series 2005-9, Class 4A4, 5.50%, 11/25/2035	354,594	288,013
Series 2006-8, Class A6, 4.14%, 10/25/2036(g)	2,397,195	808,549
Series 2007-HY1, Class A2A, 5.76% (1 mo. Term SOFR + 0.43%), 02/25/2037	1,597,288	1,176,389
Series 2007-HY2, Class 1A1, 4.26%, 04/25/2037(c)	1,131,148	577,427
Series 2007-OC1, Class A1, 5.92% (1 mo. Term SOFR + 0.59%), 01/25/2047	3,306,861	2,974,991
Series 2007-OC2, Class A3, 6.06% (1 mo. Term SOFR + 0.73%), 06/25/2037	3,563,940	3,295,998
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A4, 6.00%, 03/25/2037	708,982	610,598
Wells Fargo Mortgage Backed Securities Trust
Series 2004-J, Class A1, 5.44%, 07/25/2034(c)	2,853,594	2,577,556
Series 2005-AR14, Class A1, 6.23%, 08/25/2035(c)	450,794	430,063
Series 2006-AR1, Class 1A1, 6.45%, 03/25/2036(c)	1,293,499	1,194,713
Series 2006-AR19, Class A1, 6.36%, 12/25/2036(c)	1,292,394	1,229,911
Series 2006-AR5, Class 1A1, 6.69%, 04/25/2036(c)	2,838,409	2,650,367
Series 2006-AR5, Class 2A1, 6.58%, 04/25/2036(c)	1,131,954	1,045,532
Series 2007-AR3, Class A1, 6.33%, 04/25/2037(c)	556,000	471,298
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $538,696,632)		416,930,694

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 5.6%	Par	Value
California Housing Finance Agency, Series 2021-2, Class X, 0.82%, 03/25/2035 (f)	31,370,634	1,435,520
Fannie Mae Pool, Pool AN8088, 3.33%, 01/01/2038	10,731,000	8,853,262
Federal Home Loan Mortgage Corp.
Pool WA3427, 3.33%, 07/01/2041	3,953,692	3,229,508
Pool WA3428, 3.05%, 11/01/2041	3,379,366	2,665,827
Series K513, Class X1, 0.69%, 12/25/2028(c)(f)	107,810,500	3,098,614
Federal National Mortgage Association
Pool AN8580, 3.51%, 04/01/2038	3,300,000	2,847,795
Pool BS1824, 2.59%, 04/01/2041	7,890,000	5,695,069
Pool BZ0164, 2.80%, 06/01/2041	1,765,000	1,354,133
Freddie Mac Multiclass Certificates Series
Series 2020-RR09, Class CX, 2.68%, 08/27/2029(c)(f)	42,360,000	3,760,551
Series 2021-RR17, Class X, 2.04%, 08/27/2027(c)(f)	70,015,000	3,090,399
Freddie Mac Multifamily ML Certificates
Series 2019-ML06, Class XUS, 1.13%, 06/25/2037(c)(d)(f)	10,516,710	815,781
Series 2020-ML07, Class XUS, 2.00%, 10/25/2036(c)(d)(f)	24,452,495	3,426,284
Series 2021-ML08, Class XUS, 1.85%, 07/25/2037(f)	32,346,497	4,200,840
Series 2021-ML09, Class XUS, 1.49%, 02/25/2040(c)(d)(f)	43,279,722	5,012,657
Series 2021-ML10, Class XUS, 2.06%, 01/25/2038(c)(d)(f)	14,008,813	2,001,859
Series 2021-ML10, Class XUS, 1.52%, 06/25/2038(c)(d)(f)	38,956,220	4,390,756
Series 2021-ML11, Class XUS, 0.77%, 03/25/2038(d)(f)	33,584,046	1,724,877
Series 2021-ML12, Class XUS, 1.30%, 07/25/2041(c)(d)(f)	17,824,907	1,693,188
Freddie Mac Multifamily Structured Pass Through Certificates
Series K042, Class X1, 1.01%, 12/25/2024(c)(f)	109,178,889	254,529
Series K046, Class X1, 0.32%, 03/25/2025(c)(f)	419,459,841	702,931
Series K049, Class X1, 0.54%, 07/25/2025(c)(f)	85,807,901	393,292
Series K061, Class XAM, 0.06%, 11/25/2026(c)(f)	72,512,000	161,390
Series K062, Class XAM, 0.18%, 12/25/2026(c)(f)	79,423,000	403,024
Series K063, Class X1, 0.27%, 01/25/2027(c)(f)	355,852,843	2,217,888
Series K064, Class X1, 0.59%, 03/25/2027(c)(f)	119,914,298	1,687,638
Series K065, Class XAM, 0.55%, 05/25/2027(c)(f)	57,193,000	906,932
Series K066, Class X1, 0.74%, 06/25/2027(c)(f)	30,549,140	550,529
Series K067, Class X1, 0.57%, 07/25/2027(c)(f)	39,071,130	584,664
Series K068, Class X1, 0.42%, 08/25/2027(c)(f)	99,430,303	1,177,155
Series K069, Class X1, 0.34%, 09/25/2027(c)(f)	27,986,744	291,429
Series K073, Class X1, 0.30%, 01/25/2028(c)(f)	147,800,903	1,502,854
Series K073, Class XAM, 0.20%, 01/25/2028(c)(f)	54,203,000	419,255
Series K080, Class X1, 0.12%, 07/25/2028(c)(f)	421,094,317	2,431,609
Series K081, Class X1, 0.07%, 08/25/2028(c)(f)	151,615,190	643,349
Series K084, Class X1, 0.21%, 10/25/2028(c)(f)	332,603,189	3,052,067
Series K089, Class XAM, 0.46%, 01/25/2029(c)(f)	53,965,000	1,081,545
Series K090, Class XAM, 0.63%, 03/25/2029(c)(f)	50,517,000	1,389,869
Series K091, Class XAM, 0.49%, 03/25/2029(c)(f)	53,659,000	1,205,809
Series K093, Class X1, 0.94%, 05/25/2029(c)(f)	70,364,693	2,635,756
Series K094, Class X1, 0.88%, 06/25/2029(c)(f)	193,922,262	7,047,368
Series K095, Class X1, 0.95%, 06/25/2029(c)(f)	45,756,382	1,774,501
Series K097, Class X1, 1.09%, 07/25/2029(c)(f)	72,383,164	3,296,025
Series K097, Class XAM, 1.35%, 09/25/2051(c)(f)	66,115,000	3,923,000
Series K098, Class X1, 1.14%, 08/25/2029(c)(f)	78,178,731	3,758,763
Series K098, Class XAM, 1.39%, 08/25/2029(c)(f)	24,691,000	1,521,316
Series K099, Class X1, 0.88%, 09/25/2029(c)(f)	208,721,520	7,907,143
Series K100, Class XAM, 0.91%, 09/25/2029(c)(f)	62,086,000	2,596,188
Series K101, Class XAM, 1.09%, 10/25/2029(c)(f)	65,686,000	3,310,476
Series K102, Class X1, 0.82%, 10/25/2029(c)(f)	172,185,469	6,191,411
Series K103, Class X1, 0.64%, 11/25/2029(c)(f)	124,647,454	3,564,556
Series K105, Class XAM, 1.77%, 01/25/2030(c)(f)	64,122,000	5,377,643
Series K107, Class X1, 1.59%, 01/25/2030(c)(f)	36,380,678	2,621,628
Series K107, Class XAM, 1.55%, 02/25/2030(c)(f)	118,898,000	8,900,229
Series K108, Class X1, 1.69%, 03/25/2030(c)(f)	56,683,959	4,407,365
Series K108, Class XAM, 1.66%, 03/25/2030(c)(f)	70,601,000	5,718,886
Series K110, Class X1, 1.69%, 04/25/2030(c)(f)	29,741,625	2,256,143
Series K111, Class X1, 1.57%, 05/25/2030(c)(f)	108,299,843	7,988,337
Series K112, Class X1, 1.43%, 05/25/2030(c)(f)	152,383,507	10,396,868
Series K112, Class XAM, 1.67%, 05/25/2030(c)(f)	44,272,000	3,740,785
Series K113, Class X1, 1.38%, 06/25/2030(c)(f)	113,082,187	7,335,167
Series K114, Class X1, 1.11%, 06/25/2030(c)(f)	135,779,601	7,346,342
Series K114, Class XAM, 1.34%, 06/25/2030(c)(f)	54,977,000	3,736,248
Series K115, Class X1, 1.32%, 06/25/2030(c)(f)	53,797,381	3,392,791
Series K115, Class XAM, 1.55%, 07/25/2030(c)(f)	40,865,759	3,195,715
Series K116, Class X1, 1.42%, 07/25/2030(c)(f)	104,976,097	6,994,715
Series K116, Class XAM, 1.60%, 08/25/2030(c)(f)	23,000,000	1,894,015
Series K118, Class X1, 0.96%, 09/25/2030(c)(f)	119,965,062	5,631,436
Series K118, Class XAM, 1.17%, 09/25/2030(c)(f)	35,916,184	2,194,863
Series K119, Class XAM, 1.13%, 10/25/2030(c)(f)	51,000,000	3,028,099
Series K121, Class X1, 1.02%, 10/25/2030(c)(f)	48,453,606	2,395,042
Series K121, Class XAM, 1.19%, 11/25/2030(c)(f)	70,786,000	4,519,014
Series K122, Class X1, 0.88%, 11/25/2030(c)(f)	110,960,162	4,853,886
Series K122, Class XAM, 1.08%, 11/25/2030(c)(f)	35,211,000	2,037,844
Series K123, Class XAM, 0.98%, 12/25/2030(c)(f)	108,000,000	5,697,518
Series K124, Class XAM, 0.94%, 01/25/2031(c)(f)	89,626,000	4,581,600
Series K125, Class X1, 0.58%, 01/25/2031(c)(f)	282,651,151	8,500,422
Series K125, Class XAM, 0.78%, 01/25/2031(c)(f)	103,992,000	4,522,945
Series K127, Class XAM, 0.50%, 02/25/2031(c)(f)	186,332,000	5,268,016
Series K128, Class X1, 0.51%, 03/25/2031(c)(f)	153,475,484	4,152,325
Series K128, Class XAM, 0.73%, 03/25/2031(c)(f)	37,700,000	1,571,803
Series K129, Class XAM, 1.22%, 05/25/2031(c)(f)	31,700,000	2,183,021
Series K130, Class X1, 1.04%, 06/25/2031(c)(f)	122,563,490	6,959,229
Series K130, Class XAM, 1.21%, 07/25/2031(c)(f)	43,372,188	3,083,819
Series K131, Class X1, 0.73%, 07/25/2031(c)(f)	135,387,181	5,628,763
Series K138, Class XAM, 0.69%, 01/25/2032(c)(f)	195,000,000	8,585,187
Series K141, Class X1, 0.30%, 02/25/2032(c)(f)	184,905,334	3,773,548
Series K141, Class XAM, 0.32%, 02/25/2032(c)(f)	195,000,000	4,257,552
Series K149, Class X1, 0.26%, 08/25/2032(c)(f)	83,116,990	1,707,073
Series K1511, Class X1, 0.78%, 03/25/2034(c)(f)	130,943,474	6,632,942
Series K1512, Class X1, 0.91%, 04/25/2034(c)(f)	47,294,548	2,728,966
Series K1513, Class X1, 0.86%, 08/25/2034(c)(f)	75,560,851	4,268,689
Series K1514, Class X1, 0.58%, 10/25/2034(c)(f)	80,199,172	3,388,784
Series K1515, Class X1, 1.51%, 02/25/2035(c)(f)	78,316,429	8,485,522
Series K1516, Class X1, 1.51%, 05/25/2035(c)(f)	41,562,047	4,802,187
Series K1517, Class X1, 1.32%, 07/25/2035(c)(f)	88,248,374	8,884,873
Series K152, Class X1, 0.95%, 01/25/2031(c)(f)	28,750,597	1,319,537
Series K1521, Class X1, 0.98%, 08/25/2036(c)(f)	95,379,814	7,654,249
Series K155, Class X1, 0.12%, 04/25/2033(c)(f)	242,648,199	2,496,389
Series K160, Class X1, 0.21%, 08/25/2033(c)(f)	254,077,283	4,965,686
Series K728, Class X1, 0.46%, 08/25/2024(c)(f)	45,257,601	13,568
Series K729, Class X1, 0.33%, 10/25/2024(c)(f)	37,399,745	21,075
Series K734, Class X1, 0.64%, 02/25/2026(c)(f)	62,034,050	468,618
Series K735, Class X1, 0.96%, 05/25/2026(c)(f)	57,374,697	809,190
Series K735, Class XAM, 1.36%, 05/25/2026(c)(f)	70,547,000	1,575,188
Series K737, Class XAM, 1.01%, 10/25/2026(c)(f)	20,050,000	462,936
Series K738, Class XAM, 1.37%, 03/25/2027(c)(f)	24,099,000	813,517
Series K739, Class XAM, 1.57%, 09/25/2027(c)(f)	32,621,072	1,422,409
Series K742, Class XAM, 0.93%, 04/25/2028(c)(f)	89,849,000	2,995,925
Series K743, Class XAM, 1.29%, 05/25/2028(c)(f)	99,488,000	4,472,563
Series K744, Class X1, 0.85%, 07/25/2028(c)(f)	106,197,045	3,116,172
Series K744, Class XAM, 1.23%, 07/25/2028(c)(f)	122,906,000	5,357,473
Series K747, Class XAM, 0.40%, 12/25/2028(c)(f)	160,000,000	2,519,232
Series K748, Class XAM, 0.55%, 01/25/2029(c)(f)	175,000,000	3,977,137
Series KG02, Class X1, 1.02%, 08/25/2029(c)(f)	31,816,796	1,245,726
Series KG03, Class X1, 1.37%, 06/25/2030(c)(f)	15,421,684	981,697
Series KG04, Class X1, 0.85%, 11/25/2030(c)(f)	110,765,640	4,640,305
Series KW03, Class X1, 0.79%, 06/25/2027(c)(f)	12,903,287	237,139
Series KW06, Class X1, 0.12%, 06/25/2028(c)(f)	528,080,550	2,617,378
Series KW09, Class X1, 0.80%, 05/25/2029(c)(f)	61,926,243	1,789,489
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $444,347,003)		403,481,624

AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 0.1%	Par	Value
Federal Home Loan Mortgage Corp.
Series 4937, Class MB, 3.00%, 12/25/2049	6,621,000	4,457,861
Series 5201, Class CB, 2.50%, 03/25/2052	5,797,999	3,858,855
TOTAL AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $8,446,716)		8,316,716

SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 0.4%	Shares
First American Government Obligations Fund - Class X, 5.23%(j)	29,938,964	29,938,964

U.S. Treasury Bills - 1.2%	Par
5.30%, 06/18/2024(k)	30,000,000	29,934,250
5.31%, 07/11/2024(k)	25,000,000	24,861,029
5.25%, 08/22/2024(k)	30,000,000	29,650,611
		84,445,890
TOTAL SHORT-TERM INVESTMENTS (Cost $114,370,006)		114,384,854

TOTAL INVESTMENTS - 98.9% (Cost $7,631,585,920)		$7,105,648,667
Other Assets in Excess of Liabilities - 1.1%		79,001,441
TOTAL NET ASSETS - 100.0%		$7,184,650,108

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
NV - Naamloze Vennootschap
PLC - Public Limited Company
PO Principal Only
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)	Zero coupon bonds make no periodic interest payments.
(b)	Represents less than 0.05% of net assets.
(c)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of May 31, 2024.

(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2024, the value of these securities total $1,497,597,360 or 20.8% of the Fund’s net assets.

(e)	Issuer is currently in default.
(f)	Interest only security.
(g)	Step coupon bond. The rate disclosed is as of May 31, 2024.
(h)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(i)	Principal only security.
(j)	The rate shown represents the 7-day effective yield as of May 31, 2024.
(k)	The rate shown is the effective yield as of May 31, 2024.

Performance Trust Total Return Bond Fund
Notes to Schedule of Investments
May 31, 2024 (Unaudited)

Investment Valuation

Each equity security owned by a Fund that is listed on a securities exchange, except securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities, collateralized loan obligations and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. In the event market quotations are not readily available, such security will be valued at its fair value, discussed below.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.

FASB Accounting Standards Codification, Fair Value Measurements and Disclosures Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

The Trust has adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of May 31, 2024:

Performance Trust Total Return Bond Fund
Notes to Schedule of Investments (Continued)
May 31, 2024 (Unaudited)

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$1,498,232,325	$–	$1,498,232,325
Corporate Bonds	–	1,267,118,479	–	1,267,118,479
U.S. Treasury Securities	–	1,020,348,905	–	1,020,348,905
Non-Agency Commercial Mortgage Backed Securities	–	980,611,951	–	980,611,951
Asset-Backed Securities	–	975,149,843	–	975,149,843
Collateralized Loan Obligations	–	421,073,276	–	421,073,276
Non-Agency Residential Mortgage Backed Securities	–	416,930,694	–	416,930,694
Agency Commercial Mortgage Backed Securities	–	403,481,624	–	403,481,624
Agency Residential Mortgage Backed Securities	–	8,316,716	–	8,316,716
Money Market Funds	29,938,964	–	–	29,938,964
U.S. Treasury Bills	–	84,445,890	–	84,445,890
Total Investments	$29,938,964	$7,075,709,703	$–	$7,105,648,667

Refer to the Schedule of Investments for additional information.